Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	QIAGEN NV
Entity Central Index Key	0001015820
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	234,220,808
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 221,133	$ 828,407
Short-term investments	54,577	106,077
Accounts receivable, net of allowance for doubtful accounts of $4,315 and $3,227 in 2011 and 2010, respectively	230,770	197,418
Income taxes receivable	19,009	10,920
Inventories, net	132,236	126,633
Prepaid expenses and other current assets	59,055	64,402
Deferred income taxes	31,652	30,731
Total current assets	748,432	1,364,588
Long-term assets:
Property, plant and equipment, net	371,792	345,664
Goodwill	1,733,722	1,352,281
Intangible assets, net of accumulated amortization of $417,430 and $312,326 in 2011 and 2010, respectively	819,487	753,327
Deferred income taxes	26,866	37,182
Other long-term assets	56,154	60,953
Total long-term assets	3,008,021	2,549,407
Total assets	3,756,453	3,913,995
Current liabilities:
Current portion of long-term debt	1,617	75,835
Short-term loans	142,329	0
Accounts payable	59,848	47,803
Accrued and other liabilities (of which $7,383 and $6,296 in 2011 and 2010 due to related parties)	213,769	209,054
Income taxes payable	31,211	25,211
Deferred income taxes	32,883	30,504
Total current liabilities	481,657	388,407
Long-term liabilities:
Long-term debt, net of current portion (of which $445,000 in 2011 and 2010 due to related parties)	446,005	797,171
Deferred income taxes	207,112	200,667
Other	63,881	51,397
Total long-term liabilities	716,998	1,049,235
Commitments and Contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized-450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized-40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized-410,000 shares, issued and outstanding - 234,221 and 233,115 shares at December 31, 2011 and 2010, respectively	2,739	2,724
Additional paid-in capital	1,673,733	1,648,985
Retained earnings	855,928	759,890
Accumulated other comprehensive income	15,904	64,754
Equity attributable to the owners of QIAGEN N.V.	2,548,304	2,476,353
Noncontrolling interest	9,494	0
Total equity	2,557,798	2,476,353
Total liabilities and equity	$ 3,756,453	$ 3,913,995

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4,315		$ 3,227
Intangible assets, accumulated amortization	417,430		312,326
Accrued and other liabilities, due to related parties	7,383		6,296
Long-term debt, current portion, due to related parties	$ 445,000		$ 445,000
Preference shares, par value		€ 0.01		€ 0.01
Preference shares, shares authorized	450,000	450,000	450,000	450,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Financing preference shares, par value		€ 0.01		€ 0.01
Financing preference shares, shares authorized	40,000	40,000	40,000	40,000
Financing preference shares, shares issued	0	0	0	0
Financing preference shares, shares outstanding	0	0	0	0
Common shares, par value		€ 0.01		€ 0.01
Common shares, shares authorized	410,000	410,000	410,000	410,000
Common shares, shares issued	234,221	234,221	233,115	233,115
Common shares, shares outstanding	234,221	234,221	233,115	233,115

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement
Net sales	$ 1,169,747	$ 1,087,431	$ 1,009,825
Cost of sales	419,938	371,869	342,752
Gross profit	749,809	715,562	667,073
Operating expenses:
Research and development	130,636	126,040	107,900
Sales and marketing	307,332	267,484	244,814
General and administrative, integration and other	185,507	110,009	115,933
Acquisition-related intangible amortization	26,746	23,492	18,221
Total operating expenses	650,221	527,025	486,868
Income from operations	99,588	188,537	180,205
Other income (expense):
Interest income	6,128	4,457	3,522
Interest expense	(25,358)	(27,815)	(29,641)
Other income, net	15,854	7,942	18,244
Total other expense	(3,376)	(15,416)	(7,875)
Income before provision for income taxes	96,212	173,121	172,330
Provision for income taxes	1,263	28,810	34,563
Net income	94,949	144,311	137,767
Net (loss) attributable to noncontrolling interest	(1,089)	0	0
Net income attributable to the owners of QIAGEN N.V.	$ 96,038	$ 144,311	$ 137,767
Basic net income per common share attributable to the owners of QIAGEN N.V. (in dollars per share)	$ 0.41	$ 0.62	$ 0.67
Diluted net income per common share attributable to the owners of QIAGEN N.V. (in dollars per share)	$ 0.4	$ 0.6	$ 0.64
Weighted-average common shares outstanding (in thousands)
Basic (in shares)	233,850	232,635	206,928
Diluted (in shares)	239,064	240,483	213,612

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income
Net income	$ 94,949	$ 144,311	$ 137,767
Gains (losses) on cash flow hedges, before tax	5,417	14,636	(12,741)
Reclassification adjustments on cash flow hedges, before tax	(3,961)	(8,874)	8,367
Cash flow hedges, before tax	1,456	5,762	(4,374)
Gains (losses) on pensions, before tax	180	(184)	300
Foreign currency translation adjustments, before tax	(51,383)	10,920	42,001
Other comprehensive (loss) income, before tax	(49,747)	16,498	37,927
Income tax relating to components of other comprehensive (loss) income	(1,174)	(1,890)	(2,936)
Total other comprehensive (loss) income, after tax	(50,921)	14,608	34,991
Comprehensive income	44,028	158,919	172,758
Comprehensive loss attributable to noncontrolling interest	3,160	0	0
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 47,188	$ 158,919	$ 172,758

Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Equity attributable to the owners of QIAGEN N.V.	Noncontrolling Interest
Balance at Dec. 31, 2008	$ 1,453,844	$ 2,212	$ 958,665	$ 477,812	$ 15,155	$ 1,453,844	$ 0
Balance, shares at Dec. 31, 2008		197,839
Increase (Decrease) in Stockholders' Equity
Net income	137,767			137,767		137,767	0
Unrealized gain (loss), net on hedging contracts	(9,005)				(9,005)	(9,005)
Realized loss (gain) net on hedging contracts	5,841				5,841	5,841
Unrealized gain (loss), net on pension	210				210	210
Translation adjustment, net	37,945				37,945	37,945
Common stock issuance from public offering, shares		31,625
Common stock issuance from public offering	623,571	462	623,109			623,571
Stock Issued During Period Shares Exercised of Warrants		0
Common stock issuances from conversion of warrants	1	0	1			1
Common stock issuances under employee stock plans, shares		2,610
Common stock issuances under employee stock plans	26,920	37	26,883			26,920
Tax benefit of employee stock plans	3,363		3,363			3,363
Share-based compensation	9,747		9,747			9,747
Proceeds from subscription receivables	965		965			965
Balance at Dec. 31, 2009	2,291,169	2,711	1,622,733	615,579	50,146	2,291,169	0
Balance, shares at Dec. 31, 2009		232,074
Increase (Decrease) in Stockholders' Equity
Net income	144,311			144,311		144,311
Unrealized gain (loss), net on hedging contracts	9,807				9,807	9,807
Realized loss (gain) net on hedging contracts	(6,125)				(6,125)	(6,125)
Unrealized gain (loss), net on pension	(129)				(129)	(129)
Translation adjustment, net	11,055				11,055	11,055
Common stock issuances under employee stock plans, shares		1,041
Common stock issuances under employee stock plans	11,241	13	11,228			11,241
Tax benefit of employee stock plans	445		445			445
Share-based compensation	13,592		13,592			13,592
Proceeds from subscription receivables	987		987			987
Balance at Dec. 31, 2010	2,476,353	2,724	1,648,985	759,890	64,754	2,476,353	0
Balance, shares at Dec. 31, 2010		233,115
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A.	42,437						42,437
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(29,783)						(29,783)
Net income	94,949			96,038		96,038	(1,089)
Unrealized gain (loss), net on hedging contracts	3,707				3,707	3,707
Realized loss (gain) net on hedging contracts	(2,825)				(2,825)	(2,825)
Unrealized gain (loss), net on pension	126				126	126
Translation adjustment, net	(51,929)				(49,858)	(49,858)	(2,071)
Common stock issuances under employee stock plans, shares		1,106
Common stock issuances under employee stock plans	8,778	15	8,763			8,778
Tax benefit of employee stock plans	(4,565)		(4,565)			(4,565)
Share-based compensation	19,539		19,539			19,539
Proceeds from subscription receivables	1,011		1,011			1,011
Balance at Dec. 31, 2011	$ 2,557,798	$ 2,739	$ 1,673,733	$ 855,928	$ 15,904	$ 2,548,304	$ 9,494
Balance, shares at Dec. 31, 2011		234,221

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 94,949	$ 144,311	$ 137,767
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	70,456	57,511	48,575
Amortization of acquisition-related intangible assets	96,921	85,268	71,819
Non-cash acquisition and restructuring related costs	43,029	0	10,030
Share-based compensation:
Share-based compensation expense	19,539	13,592	9,747
Excess tax benefits from share-based compensation	(4,153)	(1,976)	(5,942)
Deferred income taxes	(31,861)	(19,942)	(10,609)
Gain on sale of investments	0	0	(11,501)
Other	(1,184)	(12,113)	1,907
Net changes in operating assets and liabilities:
Accounts receivable	(28,203)	(6,884)	(25,213)
Inventories	(15,945)	2,348	(21,534)
Prepaid expenses and other	(10,082)	6,431	(9,364)
Other assets	(4,183)	(2,965)	(8,213)
Accounts payable	7,261	3,482	(9,076)
Accrued and other liabilities	19,577	(26,983)	23,859
Income taxes	(6,244)	13,639	12,473
Other	(5,098)	(4,967)	2,270
Net cash provided by operating activities	244,779	250,752	216,995
Cash flows from investing activities:
Purchases of property, plant and equipment	(86,805)	(79,666)	(52,179)
Proceeds from sale of equipment	2,020	3,474	869
Purchases of intangible assets	(34,583)	(44,243)	(17,178)
Proceeds from sale / cash paid for investments	(19,284)	7,985	1,476
Purchases of short-term investments	(186,817)	(110,076)	(40,000)
Sales of short-term investments	242,630	44,000	0
Cash paid for acquisitions, net of cash acquired	(457,483)	(36,985)	(234,732)
Net cash used in investing activities	(540,322)	(215,511)	(341,744)
Cash flows from financing activities:
Proceeds from short term debt	142,329	0	0
Proceeds from debt	44,000	3,016	0
Repayment of debt	(469,857)	(50,000)	(25,000)
Principal payments on capital leases	(3,703)	(3,262)	(2,991)
Proceeds from subscription receivables	1,011	987	965
Excess tax benefits from share based compensation	4,153	1,976	5,942
Issuance of common shares	8,778	11,241	650,492
Acquisition of noncontrolling interest	(29,783)	0	0
Other financing activities	(7,558)	814	(210)
Net cash (used in) provided by financing activities	(310,630)	(35,228)	629,198
Effect of exchange rate changes on cash and cash equivalents	(1,101)	2,837	(12,205)
Net (decrease) increase in cash and cash equivalents	(607,274)	2,850	492,244
Cash and cash equivalents, beginning of year	828,407	825,557	333,313
Cash and cash equivalents, end of year	221,133	828,407	825,557
Supplemental cash flow disclosures:
Cash paid for interest	20,760	25,557	27,662
Cash paid for income taxes	41,494	33,781	36,003
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	545	1,185	376
Intangible assets acquired in non-monetary exchange	$ 0	$ 30,341	$ 0

Description of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2011
DescriptionOfBusinessAbstract
Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation

QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading provider of innovative sample and assay technologies. These technologies—consumable products such as sample and assay kits and automated instrumentation systems—empower customers to transform raw biological samples into valuable molecular information. We serve four major customer classes: Molecular Diagnostics laboratories; Applied Testing customers in fields such as forensics, veterinary diagnostics and food safety; Pharmaceutical research and development groups, and Academic researchers. We market our products in more than 100 countries.
During 2011, we acquired all the shares of Cellestis Ltd. and a majority of the shares in Ipsogen S.A, as discussed more fully in Note 4. These acquisitions have been accounting for as business combinations, and the acquired companies' results have been included in the accompanying financial statements form their respective dates of acquisition.
Basis of Presentation
The accompanying consolidated financial statements were prepared in conformity with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
Reclassifications
Certain reclassifications of prior year amounts have been made to conform to the current year presentation in Note 14 related to the prior year presentation of certain gross deferred tax asset information.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries that are not considered variable interest entities. All significant intercompany accounts and transactions have been eliminated. Investments in companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis. In connection with such agreements, we do not require and are not required to pledge collateral for derivative transactions.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.
Foreign Currency Translation
Our reporting currency is the U.S. dollar and our subsidiaries’ functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other income, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other income, net. The net gain (loss) on foreign currency transactions in 2011, 2010 and 2009 was $12.4 million, $2.6 million, and $5.6 million, respectively, and is included in other income, net.
Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit. Certain reclassifications of prior year amounts have been made to conform to the current year presentation, including reclassifications related to reporting as a single segment under ASC Topic 280, Segment Reporting.
Revenue Recognition
Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.
Consumable and Related Products: Revenue from consumable product sales is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and Management’s evaluation of specific factors that impact the risk of returns.
Related revenue includes license fees, intellectual property and patent sales, royalties and milestone payments. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the performance period. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed or determinable and collectability is reasonably assured.
Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts. Revenue from instrumentation equipment is generally recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements. For instrumentation equipment sales that contain other obligations, such as providing consumables, advanced training, separately-priced extended warranty services or separately-priced extended maintenance contracts, revenue is first allocated to separately-priced extended warranty or maintenance contracts based on the stated contract price, then the remaining contract value is allocated to the remaining elements based on objective, verifiable evidence of the fair value of the individual components. The price charged when the element is sold separately generally determines its fair value. Revenues for extended warranty services or extended product maintenance contracts are deferred and recognized on a straight-line basis over the contract period.
We have contracts with multiple elements which are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, all of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•	The arrangement includes a general right of return relative to the delivered items, and

•	Delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.
Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price. Effective as of January 1, 2011, when applying the relative selling price method, the selling price for each deliverable is determined using (a) vendor-specific objective evidence of selling price, if it exists; or otherwise (b) third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, then the best estimated selling price for the deliverable is used. Prior to January 1, 2011, only the vendor-specific objective evidence of selling price was used. The arrangement consideration is allocated to the separate units of accounting based on each unit’s relative fair value. Revenue is then recognized using a proportional-performance method, such as recognizing revenue based on relative fair value of products or services delivered, or on a straight-line basis as appropriate. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenue and costs are deferred until the period in which the final deliverable is provided.
Warranty
We provide warranties on our products against defects in materials and workmanship generally for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other liabilities in the accompanying consolidated balance sheets. The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$3,468
Provision charged to cost of sales	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910

Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the value of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.
Shipping and Handling Income and Costs
Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses. For the years ended December 31, 2011, 2010 and 2009, shipping and handling costs totaled $24.0 million, $19.9 million and $17.5 million, respectively.
Advertising Costs
The costs of advertising are expensed as incurred and are included as a component of sales and marketing expense. Advertising costs for the years ended December 31, 2011, 2010 and 2009 were $6.3 million, $7.6 million and $10.6 million, respectively.
General and Administrative, Integration and Other
General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations. Other costs include relocation and restructuring costs. These costs are expensed as incurred.
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority using the cumulative probability method, assuming the tax authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within the income tax provision.
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value.
Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, expected life of the award and forfeiture rate.
Risk-Free Interest Rate—This is the average U.S. Treasury rate (having a term that most closely resembles the expected life of the option) at the date the option was granted.
Dividend Yield—We have never declared or paid dividends on our common stock and do not anticipate declaring or paying any dividends in the foreseeable future.
Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. We use a combination of the historical volatility of our stock price and the implied volatility of market-traded options of our stock to estimate the expected volatility assumption input to the Black-Scholes-Merton model. Our decision to use a combination of historical and implied volatility is based upon the availability of actively traded options of our stock and our assessment that such a combination is more representative of future expected stock price trends.
Expected Life of the Option—This is the period of time that the options granted are expected to remain outstanding. We estimated the expected life by considering the historical exercise behavior. We use an even exercise methodology, which assumes that all vested, outstanding options are exercised uniformly over the balance of their contractual life.
Forfeiture Rate—This is the estimated percentage of options granted that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units: Restricted stock units represent rights to receive Common Shares at a future date. The fair market value is determined based on the number of restricted stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.
Short-Term Investments
Short-term investments are classified as “available for sale” and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in fair market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the notes payable to QIAGEN Finance and Euro Finance, further discussed in Note 16, were estimated by using available over-the-counter market information on the convertible bonds which were issued by QIAGEN Finance and Euro Finance, the values of which correlate to the fair value of the loan arrangements we have with QIAGEN Finance and Euro Finance which include the notes payable, the guarantee and the warrant agreement (further discussed in Note 12).
Accounts Receivable
Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. Amounts determined to be uncollectible are written off against the reserve. For the years ended December 31, 2011, 2010 and 2009, write-offs of accounts receivable totaled $0.6 million, $0.8 million and $0.6 million while provisions for doubtful accounts which were charged to expense totaled $2.1 million, $1.4 million and $1.7 million, respectively. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales.
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2011 and 2010:

	As of December 31,
(in thousands)	2011	2010
Raw materials	$26,645	$23,738
Work in process	33,757	33,043
Finished goods	71,834	69,852
Total inventories	$132,236	$126,633

Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (one to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred.
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption ‘acquisition-related intangible amortization.’ Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2011, 2010 and 2009, goodwill has not been impaired.

Investments
We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.
Investments are evaluated at least quarterly, or sooner if impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.
The fair values of any of our cost or equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates. During 2011, in connection with our internal restructuring we recorded an asset impairment charge of $42.1 million related to the abandonment of certain projects. There were no material impairment losses recognized for long-lived assets during the years ended December 31, 2010 and 2009.

Recent Authoritative Pronouncements
Adoption of New Accounting Standards
In September 2011, the FASB issued Accounting Standard Update (ASU) No. 2011-08, Testing Goodwill for Impairment (the revised standard). The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. We did not use this option in 2011.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220)—Presentation of Comprehensive Income, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. This amendment requires that all nonowner changes in equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment therefore eliminates the option to present components of other comprehensive income as part of the statement of changes in equity. This amendment does not change the items reported under other comprehensive income, it does not change when an item of other comprehensive income must be reclassified to net income and entities can choose to show line items net of tax effects or show one amount of aggregate income tax expense or benefit. This amendment must be applied retrospectively and for public entities, these amendments become effective for interim and fiscal periods beginning after December 15, 2011. We believe we currently comply with the provisions of this amendment by using the two statement approach.
In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to amend FASB ASC 820, Fair Value Measurement, to improve comparability of fair value measurements in both U.S. GAAP and IFRS financial statements. Under these amendments, the FASB does not intend to cause any change in the application of the requirements under Topic 820. Some amendments provide clarification on the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value, or change disclosure requirements about fair value measurements. The amendments are to be applied prospectively and are effective for public entities for interim and annual periods beginning after December 15, 2011. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.
In December 2010, the FASB issued ASU No. 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations—a consensus of the FASB Emerging Issues Task Force, to amend FASB ASC 805, Business Combinations, regarding how public entities disclose supplemental pro forma information for business combinations that occur during the year. Under the amended guidance, a public entity that presents comparative financial statements must disclose the revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the prior annual reporting period. The guidance in ASU 2010-29 also amends ASC 805 to require public entities to provide a description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to business combination(s) that are included in the reported pro forma revenue and earnings. We adopted this update on January 1, 2011.
In April 2010, the FASB issued ASU No. 2010-17, Revenue Recognition—Milestone Method (Topic 605): Milestone Method of Revenue Recognition. The ASU codifies the consensus reached in Emerging Issues Task Force Issue No. 08-9, “Milestone Method of Revenue Recognition.” The amendments in this ASU provide guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. Consideration that is contingent on achievement of a milestone in its entirety may be recognized as revenue in the period in which the milestone is achieved only if the milestone is judged to meet certain criteria to be considered substantive. Milestones should be considered substantive in their entirety and may not be bifurcated. An arrangement may contain both substantive and nonsubstantive milestones, and each milestone should be evaluated individually to determine if it is substantive. The amendments in the ASU are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted. We adopted these updates on January 1, 2011 without any impact.
In April 2010, the FASB issued ASU No. 2010-12, Income Taxes (Topic 740). This ASU codifies an SEC Staff Announcement relating to accounting for the Health Care and Education Reconciliation Act of 2010 and the Patient Protection and Affordable Care Act. On March 30, 2010, the U.S. President signed the Health Care and Education Reconciliation Act of 2010, which is a reconciliation bill that amends the Patient Protection and Affordable Care Act that was signed by the President on March 23, 2010 (collectively, the “Acts”). Questions had arisen about the effect, if any, of the two different signing dates. The SEC has concluded that the two Acts, when taken together, represent the current health care reforms as passed by U.S. Congress and signed by the U.S. President and therefore would not object to the view that the two Acts should be considered together for accounting purposes. As a result of the Acts, a 2.3% excise tax will be imposed on the sale, including leases, of any taxable medical devices by the manufacturer, producer or importer of such devices. A “taxable medical device” is any FDA regulated device intended for human use. The excise tax will apply to the sales of all taxable medical devices occurring in the U.S. after December 31, 2012. While we continue to evaluate the impact of the Acts, at the present time, we expect a net positive impact from the legislation due to the expected increase in net sales resulting from increased health coverage, which will be partially offset by the excise tax.
In October 2009, the FASB issued new authoritative guidance regarding “Revenue Recognition—Multiple Deliverable Revenue Arrangements.” This guidance provides amendments for separating consideration in multiple deliverable arrangements and removes the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, replaces references to “fair value” with “selling price” to distinguish from the fair value measurements required under the “Fair Value Measurements and Disclosures” guidance, provides a hierarchy that entities must use to estimate the selling price, eliminates the use of the residual method for allocation, and expands the ongoing disclosure requirements. We adopted this update on January 1, 2011 and will apply its requirements for all new contracts entered into or materially modified after January 1, 2011. The adoption of this guidance did not have any material impact on the consolidated financial statements.

Net Income per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income per Common Share
Net Income per Common Share Attributable to the Owners of QIAGEN N.V.
We present basic and diluted earnings per share. Basic earnings per share is calculated by dividing the net income attributable to the owners of QIAGEN N.V. by the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that would occur if all “in the money” securities to issue common shares were exercised. The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands)	2011	2010	2009
Weighted average number of Common Shares used to compute basic net income per Common Share	233,850	232,635	206,928
Dilutive effect of stock options and restrictive stock units	2,876	2,843	2,717
Dilutive effect of outstanding warrant shares	2,338	5,005	3,967
Weighted average number of Common Shares used to compute diluted net income per Common Share	239,064	240,483	213,612
Outstanding stock options and restrictive stock units having no dilutive effect, not included in above calculation	3,995	2,152	2,627
Outstanding warrants having no dilutive effect, not included in above calculation	23,591	21,462	22,500

Acquisitions and Divestiture	12 Months Ended
Dec. 31, 2011
Acquisitions and Divestiture [Abstract]
Acquisitions and Divestiture
Acquisitions and Divestiture
Acquisitions have been accounted for as business combinations, and the acquired companies’ results have been included in the accompanying statements of income from their respective dates of acquisition. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations, to expand sales of the acquired businesses’ products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.

2011 Acquisitions
On August 29, 2011, we acquired all outstanding shares of Cellestis Ltd., a publicly listed Australian company, for $372.5 million in cash. Cellestis develops and provides in-vitro diagnostics and life science research products based on its proprietary QuantiFERON® technology. The technology provides information on the activity of the cell-mediated functions of the immune system from whole blood samples. By tapping into the body’s memory system, this approach allows diseases to be detected much earlier than with other diagnostic methods, such as PCR. With QuantiFERON®, we are adding a “pre-molecular” technology that allows us to look even deeper than with DNA-based molecular testing and thereby strive to feed and drive our DNA-based molecular franchise. QuantiFERON® is a trademark of Cellestis, Ltd.
On July 8, 2011, the Board of Directors of Ipsogen S.A. voted in favor of QIAGEN’s offer for EUR 12.90 per share and QIAGEN entered into binding agreements with a group of major shareholders of Ipsogen to purchase a majority of the Ipsogen shares. Ipsogen, a publicly listed company founded in 1999 and based in Marseille, France, is a global leader in molecular profiling and personalized healthcare diagnostics for a broad range of applications in the field of hematology. The acquisition of Ipsogen provides QIAGEN access to a broad range of assays covering 15 biomarkers used worldwide for the diagnosis, prognosis and monitoring of patients with various blood cancers. Many of these assays also are used as companion diagnostics in personalized healthcare to make and guide treatment decisions. Many of Ipsogen’s assays have CE-IVD Marking in Europe and have been developed for use on QIAGEN's Rotor-Gene Q real-time PCR system. This has the potential to enable the smooth and rapid transfer of these unique products onto QIAGEN's QIAsymphony RGQ, a novel integrated sample-to-result laboratory automation platform that includes the Rotor-Gene Q system.
On July 12, 2011, we paid EUR 40.9 million ($57.4 million) for the initial 62.6% of Ipsogen outstanding common shares. On the acquisition date, the fair value of the noncontrolling interest was $42.4 million and the fair value of all Ipsogen outstanding shares and other equity instruments was approximately EUR 70.2 million ($99.9 million). The fair value of the noncontrolling interest was based on reference to quoted market values of Ipsogen stock. The assignment of the total consideration including the fair value of the noncontrolling interest as of the date of the acquisition is shown below.
Since QIAGEN held more than 50%, a public tender offer for the remaining shares at the same price was submitted and approved by the Autorité Des Marchés Financiers. As of December 31, 2011, we paid an additional $29.8 million and hold 89.3% of the Ipsogen shares on a fully diluted basis.
As of December 31, 2011, the preliminary purchase price allocations are as follows:

(in thousands)	Cellestis acquisition	Ipsogen acquisition	Total
Purchase price:
Cash consideration paid	$372,452	$57,436	$429,888
Fair value of remaining shares	—	42,437	42,437
	$372,452	$99,873	$472,325

Preliminary allocation:
Working capital	$16,893	$15,246	$32,139
Fixed and other long-term assets	1,112	2,429	3,541
Developed technology, licenses and know-how	67,200	36,400	103,600
Customer relationships	42,600	10,600	53,200
Tradenames	12,000	1,500	13,500
Goodwill	270,860	52,095	322,955
Deferred tax liability on fair value of identifiable intangible assets acquired	(37,981)	(16,485)	(54,466)
Liabilities assumed	(232)	(1,912)	(2,144)
	$372,452	$99,873	$472,325

The allocations of the purchase prices are preliminary and is based upon information that was available to management at the time the financial statements were prepared. Accordingly, the allocation may change. We have gathered no information that indicates the final purchase price allocations will differ materially from the preliminary estimates other than for the final determination of the intangible assets acquired and the resulting deferred taxes with the acquisition of Cellestis and Ipsogen. Acquisition-related costs are expensed when incurred and are included in general, administrative, integration and other in the accompanying consolidated statements of income.
The amortization periods for the acquired intangible assets with definite lives of Cellestis and Ipsogen is 10 years for developed technology, customer relationships and trade names and 7 years for licenses. The goodwill acquired in these acquisitions is not deductible for tax purposes.

Since the acquisition date, the results of Cellestis and Ipsogen are included in the consolidated results through December 31, 2011. Net sales for the combined companies totaled $28.6 million and net loss attributable to the owners of QIAGEN N.V. was $1.7 million as of December 31, 2011. Acquisition-related costs for Cellestis and Ipsogen for the year-ended December 31, 2011 amounted to $5.8 million and $5.6 million, respectively.
Pro forma results
The following unaudited pro forma information assumes that the above acquisitions occurred at the beginning of the periods presented. For the years ended December 31, 2011 and 2010, pro forma net sales would have been $1,213.5 million and $1,140.2 million, pro forma net income would have been $91.9 million and $139.2 million, and pro forma diluted net income per common share would have been $0.38 and $0.58, respectively. These unaudited pro forma results are intended for informational purposes only and are not necessarily indicative of the results of operations that would have occurred had the acquisitions been in effect at the beginning of the periods presented, or of future results of the combined operations.
Other 2011 Acquisitions
During 2011, we completed three acquisitions which individually were not significant to the overall consolidated financial statements. The cash paid for other 2011 acquisitions, net of cash acquired, was $47.9 million. Certain acquisitions included contingent consideration where we are required to assess the acquisition date fair value of the contingent consideration liabilities, which is recorded as part of the purchase consideration. This is discussed further in Note 8, "Fair Value Measurements," where we continuously assess and adjust the fair value of the contingent consideration liabilities, if necessary, until the settlement or expiration of the contingency occurs. The total fair value of the milestone payments of approximately $24.9 million, determined as of the acquisition date, has been recognized as purchase price. The fair value of the milestone payments of approximately $23.5 million was determined using a discount rate of 0.80% and a probability regarding the accomplishment of the milestones of 90% to 100%. The fair value of the milestone payments of approximately $1.4 million was determined using a discount rate of 3.25% with the assumption that only the first milestone will be met based on the assumptions of the business plan. Under the purchase agreements, we could be required to make additional contingent cash payments totaling $44.0 million through 2016, of which $24.9 million was accrued at December 31, 2011.
2010 Acquisitions
In 2010, we completed two acquisitions which individually were not significant to the overall consolidated financial statements. We acquired 100% of the shares of ESE GmbH (subsequently renamed QIAGEN Lake Constance GmbH), a privately held developer and manufacturer of UV and fluorescence optical measurement devices. ESE is based in Stockach, Germany. ESE pioneered the development and manufacturing of optical measurement systems for medical and industrial applications. The systems utilize unique, high-performance and award-winning fluorescence detection technologies integrated into compact modules. We have demonstrated that ESE’s fluorescence detection systems can be used to measure signals generated by our existing testing technologies, including the HDA and tHDA isothermal assay systems. We also acquired the food market business of the Institute for Product Quality (ifp), a Berlin-based company which sells food, veterinary and environmental quality control assays. The transaction was an asset purchase of primarily patents, know-how, intellectual property rights and customer data related to the business. We have entered into license and contract manufacturing agreements with ifp under which ifp will perform the production for QIAGEN.
Aggregate consideration paid in 2010 for the acquisitions was $22.7 million and an amount of $2.9 million was retained in an escrow account to cover any claims for breach of any representations, warranties or indemnities. During 2011 and 2010, $1.3 million and $1.6 million, respectively of the funds were released along with the preacquisition contingencies. Furthermore, the purchase agreements for both acquisitions included aggregate milestone payments of up to $8.1 million. As of December 31, 2011 and 2010, $2.6 million and $5.2 million, respectively, was accrued.
2009 Acquisitions
DxS Ltd. Acquisition
On September 21, 2009, we acquired 100% of the outstanding shares of DxS Ltd. (DxS), a privately-held developer and manufacturer of companion diagnostic products headquartered in Manchester, United Kingdom. With this acquisition, we believe that we have taken a strong leadership position in personalized healthcare (PHC). The transaction was valued at $94.5 million in cash, plus up to an additional $35.0 million in contingent consideration. The acquisition date fair value of the total consideration was $112.1 million, which consisted of $94.5 million in cash and $17.6 million for the acquisition date fair value of the contingent consideration. A portion of the purchase consideration was deposited in an escrow account with a paying agent to cover any claims for breach of representations, warranties, covenants or indemnities or failure to satisfy certain conditions. As a result, as of December 31, 2011, $4.8 million ($8.7 million as of December 31, 2010) is included in prepaid expenses and other in the accompanying consolidated balance sheets. Correspondingly, we have recorded preacquisition contingencies of $4.8 million ($8.7 million as of December 31, 2010) which are included in accrued and other liabilities in the accompanying consolidated balance sheets.
The contingent consideration of up to $35.0 million relates to specific commercial and other milestones, which, if met, will be paid. The preliminary total fair value of milestones was approximately $17.6 million which, as of the acquisition date, has been recognized as purchase price. The fair value of the milestone payments was determined using a discount rate of 3.25% and a probability regarding the accomplishment of the milestones of 90 to 95%. Refer to Note 8 of the Consolidated Financial Statements, "Fair Value Measurements", for additional information on the fair market valuation of the contingent consideration. As of December 31, 2011 and 2010, $11.2 million and $14.3 million was accrued respectively, and $6.3 million and $4.1 million was paid, respectively.
SABiosciences Acquisition
On December 14, 2009, we acquired 100% of the outstanding shares of SABiosciences Corporation, located in Frederick, Maryland (USA). SABiosciences holds a leading position in the design and commercialization of disease- and pathway-focused real-time PCR-based assay panels, which are widely utilized in biomedical research and in the development of future drugs and diagnostics. At closing, the purchase price was $97.6 million in cash. As of December 31, 2010, we have $5.9 million of the consideration in an escrow account with a paying agent to cover any claims for breach of representations, warranties, covenants or indemnities or failure to satisfy certain conditions. This amount is included in prepaid expenses and other in the accompanying Consolidated Balance Sheet. Correspondingly, we have preacquisition contingencies of $5.9 million which are included in accrued and other liabilities in the accompanying Consolidated Balance Sheet. As of December 31, 2011, the full amount of the escrow has been released along with the preacquisition contingencies.
As of December 31, 2010, the final allocation of the purchase price and transaction costs for the acquisitions of DxS and SABiosciences are follows:

(in thousands)	DxS Acquisition	SABiosciences Acquisition	Total
Purchase Price:
Cash consideration paid	$94,823	$97,586	$192,409
Fair value of milestones	17,599	—	17,599
	$112,422	$97,586	$210,008
Final Allocation:
Working capital	$263	$10,503	$10,766
Fixed and other long-term assets	2,199	2,215	4,414
Product technology and know how	16,400	26,400	42,800
Purchased in-process research and development	1,400	1,700	3,100
Customer relationships	54,900	8,400	63,300
Tradename	4,100	1,900	6,000
Goodwill	55,417	62,433	117,850
Deferred tax liability on fair value of identifiable intangible assets acquired	(21,522)	(15,965)	(37,487)
Liabilities assumed	(735)	—	(735)
	$112,422	$97,586	$210,008

The weighted-average amortization period for the intangible assets acquired with DxS is 15 years and with SABiosciences is 10 years. The goodwill acquired in these acquisitions is not deductible for tax purposes.
Other 2009 Acquisitions
On August 6, 2009, we acquired Explera s.r.l., a leading supplier in molecular diagnostics and personalized medicine in Italy. The transaction is valued at $7.5 million with a fixed purchase price of $5.0 million and milestone payments of $2.5 million. With this acquisition, we expanded the size of our Molecular Diagnostics sales channel in Italy and added several activities in the area of personalized medicine and access to a suite of CE-IVD pyrosequencing assays.
On November 12, 2009, we acquired 100% of the outstanding shares of a developer, producer and distributor of PCR-based technologies for forensics, kinship and paternity analysis, and other human identity testing applications located in Germany. Upon closing of the transaction, an upfront payment of $23.3 million was paid to the sellers, less an amount of $13.1 million which was originally retained in an escrow account to cover any claims for breach of any of representations, warranties or indemnities. The escrow funds were partially released to the sellers and another $1.6 million was paid to the sellers during 2010. There were no further claims against the escrow as of December 31, 2011.
2009 Divestiture
In July 2009, through the sale of our subsidiary in Austria, we sold the Olerup SSP® product line and related assets to Olerup International AB, a subsidiary of LinkMed, a Swedish venture capital company specializing in life sciences. The Olerup SSP® product line includes molecular transplantation testing products used for DNA human leukocyte antigen (HLA) typing. We retained rights to all Olerup SSP® assays for applications outside transplantation testing, such as in personalized medicine. The transaction does not affect our presence in new sequencing-based typing assays in the area of transplantation. We recorded a net gain of approximately $1.2 million on the sale of the business, which is recorded in other income, net in 2009.

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring
Restructuring

Late in 2011, we began a project to enhance productivity by streamlining the organization and freeing up resources for reallocation to strategic initiatives to help drive growth and innovation, strengthen our industry leadership position and improve longer-term profitability. This project aims to eliminate organizational layers and overlapping structures, actions that will enhance our processes, speed and productivity. We recorded pretax charges of $74.9 million in the fourth quarter of 2011, of which $5.5 million is recorded in cost of sales and $69.4 million is recorded in general, administrative, integration and other. The pretax charges consists of $20.1 million for workforce reductions and $42.1 million for intangible asset abandonment charges. Additionally, we incurred contract termination and consulting costs of $12.7 million. At December 31, 2011, a restructuring accrual of $26.9 million was included in accrued and other liabilities in the accompanying consolidated balance sheet. We expect to record additional restructuring charges in 2012 related to this program.

The specific restructuring measures and associated estimated costs were based on management's best business judgment under the existing circumstances at the time the estimates were made. If future events require changes to these estimates, such adjustments will be reflected in the applicable line item in the consolidated statement of operations.
2009 Restructuring of Acquired Business

In October 2009, we started the closure of our facilities and relocation of our activities in Brisbane and Sydney to other locations, primarily to QIAGEN Instruments AG in Switzerland. These restructurings follow the acquisition of Corbett in 2008 and consolidate our instrument manufacturing activities. The closure and relocation were completed in 2010 at a total pre tax cost of approximately $4.2 million, of which $1.9 million was incurred in 2010.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

The following table is a summary of the components of accumulated other comprehensive income at December 31:

(in thousands)	2011	2010
Net unrealized loss on cash flow hedging contracts, net of tax of $0.1 million and $0.7 million in 2011 and 2010, respectively	$(762)	$(1,644)
Net unrealized gain (loss) on pension, net of tax	115	(11)
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.9 million and $4.4 million in 2011 and 2010, respectively	7,369	5,774
Foreign currency translation adjustments	9,182	60,635
Accumulated other comprehensive income	$15,904	$64,754

Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivatives and Hedging
Derivatives and Hedging
Derivatives and Hedging
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and variable rate debt. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We do not offset the fair value of derivative instruments with cash collateral held or received from the same counterparty under a master netting arrangement.
As of December 31, 2011 and December 31, 2010 , all derivatives that qualify for hedge accounting are cash-flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2011 and 2010, we did not record any hedge ineffectiveness related to any cash-flow hedges in earnings and did not discontinue any cash-flow hedges. During the next 12 months, we expect that approximately $0.8 million of derivative losses included in accumulated other comprehensive income, based on their valuation as of December 31, 2011, will be reclassified into income. The cash flows derived from derivatives, including those that are not designated as hedges, are classified in the operating section of the consolidated statements of cash flows, in the same category as the consolidated balance sheet account of the underlying item.

Foreign Currency Derivatives
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis primarily using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
We had been party to foreign currency forward contracts with an aggregate notional amount of $44.0 million, which were entered into in connection with the notes payable to QIAGEN Finance (see Note 16) and which qualify for hedge accounting as cash-flow hedges. We determined that no ineffectiveness exists related to these derivatives. However, the differences between spot and forward rates were excluded from the assessment of hedge effectiveness and included in interest income as it effectively constitutes the difference in the interest rates of the respective currency pairs. The contracts matured in July 2011 and had fair market values included in accrued and other liabilities in the accompanying consolidated balance sheet at December 31, 2010 of approximately $3.9 million.
In addition, we were party to cross-currency swaps which were entered into in connection with the notes payable to Euro Finance (see Note 16) and which qualified as cash-flow hedges with a notional amount of $120.0 million as of December 31, 2011 and 2010, which mature in November 2012 and had fair market values of $0.7 million included in prepaid and other assets and $1.7 million included in accrued and other liabilities as of December 31, 2011 and as of December 31, 2010 had $4.6 million included in other long-term liabilities in the accompanying consolidated balance sheets.
Undesignated Derivative Instruments
We are party to various foreign exchange forward and swap arrangements which had, at December 31, 2011, an aggregate notional value of approximately $204.0 million and fair values of $5.6 million and $0.8 million, which are included in other assets and other liabilities, respectively, and which expire at various dates through April 2012. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other income, net.
We were party to various foreign exchange forward and swap arrangements which had, at December 31, 2010, an aggregate notional value of approximately $295.4 million and fair values of $0.7 million and $5.1 million, which are included in other assets and other liabilities, respectively, and which expired at various dates through April 2011. The transactions have been used to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other income, net.
Interest Rate Derivatives
We use interest rate derivative contracts on certain borrowing transactions to hedge fluctuating interest rates. We have entered into interest rate swaps in which we agree to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount. During 2008, we entered into interest rate swaps, which effectively fixed the variable interest rates on $200.0 million of our variable rate debt and qualify for hedge accounting as cash-flow hedges. We have determined that no ineffectiveness exists related to these swaps. During 2010, $100.0 million of the swaps matured. The remaining $100.0 million matured in October 2011. As of December 31, 2010 these swaps had an aggregate fair value of $2.7 million, which is recorded in accrued and other liabilities in the accompanying consolidated balance sheets.
Fair Values of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2010:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2011	12/31/2010	12/31/2011	12/31/2010
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$—	$(2,663)
Foreign exchange contracts	658	—	(1,723)	(8,452)
Total derivative instruments designated as hedges	$658	$—	$(1,723)	$(11,115)
Undesignated derivative instruments
Foreign exchange contracts	$5,489	$677	$(769)	$(5,113)
Total derivative instruments	$6,147	$677	$(2,492)	$(16,228)

Gains and Losses on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2011 and 2010:

Year-Ended December 31, 2011 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain recognized in income
Cash-flow hedges
Interest rate contracts	$2,721	Interest expense	$—	$—
Foreign exchange contracts	2,696	Other income, net	(3,961)	—
Total	$5,417		$(3,961)	$—
Undesignated derivative instruments
Foreign exchange contracts	$—	Other income, net	$—	$14,194

Year-Ended December 31, 2010 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$3,611	Interest expense	$—	n/a
Foreign exchange contracts	11,025	Other income, net	(8,874)	n/a
Total	$14,636		$(8,874)	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,239)

The amounts noted in the table above for accumulated other comprehensive income (AOCI) do not include any adjustment for the impact of deferred income taxes.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
Level 1. Observable inputs, such as quoted prices in active markets;
Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and
Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Our assets and liabilities measured at fair value on a recurring basis consist of short-term investments, which are classified in Level 1 and Level 2 of the fair value hierarchy, derivative contracts used to hedge currency and interest rate risk, which are classified in Level 2 of the fair value hierarchy, and contingent consideration accruals, which are classified in Level 3 of the fair value hierarchy, and are shown in the tables below. In determining fair value for Level 2 instruments, we apply a market approach, using quoted active market prices relevant to the particular instrument under valuation, giving consideration to the credit risk of both the respective counterparty to the contract and the Company. To determine our credit risk we estimated our credit rating by benchmarking the price of outstanding debt to publicly-available comparable data from rated companies. Using the estimated rating, our credit risk was quantified by reference to publicly-traded debt with a corresponding rating. We value contingent consideration liabilities using Level 3 unobservable inputs, applying the income approach, such as the discounted cash flow technique, or the probability-weighted scenario method. Contingent consideration arrangements obligate us to pay the sellers of an acquired entity if specified future events occur or conditions are met such as the achievement of technological or revenue milestones. We use various key assumptions, such as the probability of achievement of the milestones and the discount rate, to represent the non-performing risk factors and time value when applying the income approach. We regularly review the fair value of the contingent consideration, and reflect any change in the accrual in the condensed consolidated statement of income in the line items commensurate with the underlying nature of milestone arrangements.
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	As of December 31, 2011				As of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$9,290	$45,287	$—	$54,577	$70,000	$36,077	$—	$106,077
Foreign exchange contracts	—	6,147	—	6,147	—	677	—	677
	$9,290	$51,434	$—	$60,724	$70,000	$36,754	$—	$106,754
Liabilities:
Foreign exchange contracts	$—	$2,492	$—	$2,492	$—	$13,565	$—	$13,565
Interest rate contracts	—	—	—	—	—	2,663	—	2,663
Contingent Consideration	—	—	38,646	38,646	—	—	22,510	22,510
	$—	$2,492	$38,646	$41,138	$—	$16,228	$22,510	$38,738

For liabilities with Level 3 inputs, the following table summarizes the activity as of December 31, 2011:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
Beginning Balance at December 31, 2010	$22,510
Additions from acquisitions	24,885
Payments	(9,065)
Total loss included in earnings	253
Foreign currency translation	63
Ending balance at December 31, 2011	$38,646

The carrying values of financial instruments, including cash and equivalents, accounts receivable, accounts payable and other accrued liabilities, approximate their fair values due to their short-term maturities. The estimated fair value of long-term debt as disclosed in Note 16 was based on current interest rates for similar types of borrowings. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future. There were no fair value adjustments in the years ended December 31, 2011 and 2010 for nonfinancial assets or liabilities required to be measured at fair value on a nonrecurring basis.

Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments [Abstract]
Short-term Investments
Short-term Investments
At December 31, 2011, we had EUR 35.0 million ($45.3 million as of December 31, 2011) of loan note receivables due from financial institutions. These loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are carried at fair market value, which is equal to the cost. These loans consist of $25.9 million which finally matures in November 2013, and $19.4 million which finally matures in October 2013 with put option rights on a quarterly basis. Interest income is determined using the effective interest rate method. These loans are classified as current assets in the accompanying consolidated balance sheets since we may put the loans at our discretion.
At December 31, 2011, we also had EUR 7.2 million ($9.3 million) in term deposits with final maturities between July 2012 and December 2014. The deposits can be withdrawn at the end of each quarter without penalty.
At December 31, 2010, short-term investments consisted of $70.0 million of investments in short-term funds that have a fixed maturity date. Thereof $50.0 million matured in January 2011 and $20.0 million matured in May 2011. These fund investments are carried at fair market value, which is equal to the cost. Additionally, we had EUR 27.0 million ($36.1 million as of December 31, 2010) of loan note receivables due from financial institutions. These loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These loans consist of $9.4 million which matured in February 2011, and $26.7 million which matures in November 2013 with put option rights on a quarterly basis beginning in February 2011. Interest income is determined using the effective interest rate method. These loans are classified as current assets in the accompanying consolidated balance sheets since we may put the loans at our discretion.
For the year ended December 31, 2011 and 2010, proceeds from sales of short term investments totaled $242.6 million and $44.0 million, respectively. There were no realized gains or losses during 2011 or 2010.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2011 and 2010:

(in thousands)	2011	2010
Prepaid expenses	$27,832	$24,061
Amounts held in escrow in connection with acquisitions	7,026	27,006
Value added tax	9,488	7,039
Other receivables	14,709	6,296
	$59,055	$64,402

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2011 and 2010:

(in thousands)	Estimated useful life (in years)	2011	2010
Land	—	$15,686	$16,053
Buildings and improvements	1-40	275,529	232,946
Machinery and equipment	1-15	176,662	157,973
Computer software	1-10	65,344	53,948
Furniture and office equipment	1-15	76,809	75,030
Construction in progress	—	51,827	59,418
		661,857	595,368
Less: Accumulated depreciation and amortization		(290,065)	(249,704)
Property, plant and equipment, net		$371,792	$345,664

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009 depreciation and amortization expense totaled $57.0 million, $47.9 million and $42.0 million, respectively. Repairs and maintenance expense was $12.9 million, $11.8 million and $10.9 million in 2011, 2010 and 2009, respectively. For the year ended December 31, 2011 and 2010, construction in progress includes amounts related to the construction of new facilities in Germany and the United States. For the years ended December 31, 2011, 2010 and 2009, interest capitalized in connection with construction projects was not significant.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
Investments
We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost and equity-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. A summary of these investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2011	2010	2011	2010	2009
PreAnalytiX GmbH	50.00%	$15,723	$15,308	$390	$2,969	$2,887
QBM Cell Science	19.50%	$395	$405	$(10)	$11	$(49)
QIAGEN Finance	100.00%	$252	$949	$103	$131	$115
QIAGEN Euro Finance	100.00%	$622	$1,306	$266	$273	$300
Pyrobett	19.00%	$3,749	$3,927	$(178)	$(73)	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$(316)
Scandinavian Gene Synthesis AB	40.00%	$15,714	$—	$23	$—	$—
Peak-Service	40.00%	$20	$—	$—	$—	$—

We have a 50% interest in a joint venture company, PreAnalytiX GmbH, for which we are not the primary beneficiary. Thus, the investment is accounted for under the equity method. PreAnalytiX was formed to develop, manufacture and market integrated systems for the collection, stabilization and purification of nucleic acids for molecular diagnostic testing. At present, our maximum exposure to loss as a result of our involvement with PreAnalytiX is limited to our share of losses from the equity method investment itself.
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), companies established for the purpose of issuing convertible debt in 2004 and 2006, respectively. In August 2004, we issued $150.0 million of 1.5% Senior Convertible Notes (2004 Notes) due in 2024 through QIAGEN Finance. In May 2006, we completed the offering of $300.0 million of 3.25% Senior Convertible Notes (2006 Notes) due in 2026 through Euro Finance. The proceeds of the 2004 and 2006 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. has guaranteed all of these Notes, and has agreements with each of QIAGEN Finance and Euro Finance to issue common shares to the investors in the event of conversion of any of the Notes. QIAGEN Finance and Euro Finance are variable interest entities. We are not the primary beneficiary, therefore neither is consolidated. Accordingly, the 2004 and 2006 convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. QIAGEN N.V. accounts for its investments in QIAGEN Finance and Euro Finance as equity investments and accordingly records 100% of the profit or loss of QIAGEN Finance and Euro Finance in the gain or loss from equity method investees. At present, our maximum exposure to loss as a result of our involvement with QIAGEN Finance and Euro Finance is limited to our share of losses from the equity method investments.
In 2010, we made a $4.0 million investment in Pyrobett, a company located in Singapore which performs research and development activities related to the development of instruments for use in life sciences.
During the second quarter of 2011, we paid $9.7 million for a 40% share together with a $6.7 million advance payment towards the potential future acquisition of the remaining 60% of Scandinavian Gene Synthesis AB. We hold a call option, exercisable for two months after October 2012 to acquire the remaining 60% of shares. Conversely, the sellers in this transaction hold a put option to sell the remaining 60% of shares to us, exercisable for two months after October 2012. In case neither the put nor the call option is exercised the sellers must repay $6.7 million. The investment is accounted for under the equity-method.
At December 31, 2011 and 2010, we had a total of cost-method investments in non-publicly traded companies with carrying amounts of $6.8 million and $3.4 million, respectively, which are included in other assets. The fair-value of these cost-method investments are not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.
At December 31, 2011 and 2010, we had a loan receivable of $1.5 million and $1.6 million, respectively, included in other long-term assets, due from Dx Assays, which bears interest at 15% and is due in March 2013.
During 2009, we sold our investment in a privately-held company which had been accounted for under the cost-method of accounting, and realized a gain of $10.5 million in 2009. The proceeds were received in January 2010, and an additional gain of $0.6 million was recorded in 2010 following the receipt of additional proceeds which had been held in escrow.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
Intangible Assets
Intangible Assets
The following sets forth the acquired intangible assets by major asset class as of December 31, 2011 and December 31, 2010:

		2011		2010
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.8	$294,854	$(115,310)	$289,199	$(88,275)
Developed technology	10.3	605,847	(210,022)	501,287	(157,838)
Customer base, trademarks, in-process R&D and non-compete agreements	10.6	336,216	(92,098)	275,167	(66,213)
		$1,236,917	$(417,430)	$1,065,653	$(312,326)
Unamortized Intangible Assets:
Goodwill		$1,733,722		$1,352,281

In connection with the acquisitions as more fully discussed in Note 4, approximately $0.6 million of purchase price was allocated to purchased in-process research and development and capitalized in 2010. No purchased in-process research and development was capitalized in 2011. During 2009, $1.6 million of goodwill from a previous acquisition was written off following the acquisition of DxS Ltd. and is recorded in general and administrative, integration and other expenses in the accompanying consolidated statements of income. Accumulated goodwill impairment totaled $1.6 million as of December 31, 2011 and 2010.
Amortization expense on intangible assets totaled approximately $110.4 million, $94.9 million and $78.4 million, respectively, for the years ended December 31, 2011, 2010 and 2009. During 2011, in connection with the restructuring discussed more fully in Note 5, an abandonment charge of $42.1 million related to discontinued projects was recorded in general, administrative and other. During 2009, additional amortization of $5.0 million was recorded in cost of sales related to the impairment of developed technology, which was triggered by the acquisition of DxS and SABiosciences.
Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2012	$121,763
2013	$116,004
2014	$115,021
2015	$113,826
2016	$110,979

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$1,337,064
Earn-out and milestone payments	2,983
Purchase adjustments	579
Effect of foreign currency translation	11,655
BALANCE AT DECEMBER 31, 2010	$1,352,281
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122
Purchase adjustments	615
Effect of foreign currency translation	(22,871)
BALANCE AT DECEMBER 31, 2011	$1,733,722

The changes in the carrying amount of goodwill during the year ended December 31, 2011 resulted from the 2011 acquisitions, foreign currency translation and purchase price adjustments primarily related to the 2010 acquisitions. During 2010, changes in goodwill resulted from earn-out and milestone payments, purchase price adjustments related to the 2009 acquisitions and foreign currency translation.
We occasionally enter into transactions which include the purchase, sale, or licensing of patented or non-patented technology as well as supply agreements, particularly in the areas of Pharma and Molecular Diagnostics. The agreements may be structured such that the transaction is required to be accounted for in accordance with ASC No. 845, Nonmonetary Transactions (“ASC No. 845”) and may include multiple deliverables accounted for accordance with ASC No. 605, Revenue Recognition.
During 2010, we entered into a series of transactions with a third party, under which we exchanged certain intangible assets in a nonmonetary exchange. We have accounted for this transaction under ASC No. 845, and recorded the intangible assets received at the fair value of the assets surrendered. As there is no observable market for these assets, we have performed this nonrecurring fair value measurement based on significant unobservable inputs (Level 3 as defined in Note 8). We have performed the fair value analysis using an income approach, including development of inputs such as future revenues to be generated under the assets, and future costs associated with product development, production, and distribution under the patents, in order to determine an exit price from the perspective of a market participant that holds the assets. As a result of nonmonetary transactions, we recorded intangible assets of $30.3 million, net sales of $11.0 million and deferred revenues of $19.3 million. In the same series of transactions, we agreed to supply certain products and the deferred revenue will be recognized ratably in connection with the supply of the products. During 2011, we recognized $1.6 million of the deferred revenue.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) [Abstract]
Income Taxes
Income Taxes
Income before provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consisted of:

(in thousands)	2011	2010	2009
Pretax income in The Netherlands	$30,232	$55,431	$72,190
Pretax income from foreign operations	65,980	117,690	100,140
	$96,212	$173,121	$172,330

The provisions for income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands)	2011	2010	2009
Current—The Netherlands	$6,752	$12,265	$12,633
—Foreign	26,372	36,487	32,539
	33,124	48,752	45,172
Deferred—The Netherlands	—	—	—
—Foreign	(31,861)	(19,942)	(10,609)
	(31,861)	(19,942)	(10,609)
Total provision for income taxes	$1,263	$28,810	$34,563

The Netherlands statutory income tax rate for the years ended December 31, 2011, 2010 and 2009 was 25%, 25.5% and 25.5%. The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and the effective tax rate for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011		2010		2009
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$24,053	25.0%	$44,146	25.5%	$43,944	25.5%
Earnings of subsidiaries taxed at different rates	3,204	3.3	7,710	4.5	4,710	2.7
Tax impact from permanent items	5,989	6.2	3,295	1.9	—	—
Tax impact from tax exempt income	(23,382)	(24.3)	(10,283)	(6.0)	(11,039)	(6.4)
Tax contingencies, net	(1,675)	(1.7)	(1,269)	(0.7)	1,774	1.0
Taxes due to changes in tax rates	(3,521)	(3.7)	(1,400)	(0.8)	(3,671)	(2.0)
Restructuring	—	—	(12,903)	(7.5)	—	—
Prior year taxes	(2,632)	(2.7)	476	0.3	912	0.5
Other items, net	(773)	(0.8)	(962)	(0.6)	(2,067)	(1.2)
Total provision for income taxes	$1,263	1.3%	$28,810	16.6%	$34,563	20.1%

We conduct business globally and, as a result, file numerous consolidated and separate income tax returns in the Netherlands, Germany, Switzerland and the U.S. federal jurisdiction, as well as in various other state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world. Our tax years since 2000 are open for income tax examinations by tax authorities. Our subsidiaries, with few exceptions, are no longer subject to income tax examinations by tax authorities for years before 2007. The U.S. consolidated group is subject to federal and most state income tax examinations by tax authorities beginning the year ending December 31, 2007 through the current period.
During 2011, the tax authorities audited the income tax returns of our German subsidiaries for the tax years 2006 through 2009. The outcome of the audit resulted in a current tax liability of $5.3 million primarily related to the timing of certain deductions. As such, a deferred tax asset and deferred tax benefit was recorded that substantially offset the current year liability and expense. As a result of the audit being settled in 2011, the Company released $2.3 million of tax reserves through income tax expense.
We do not currently anticipate that our existing reserves related to uncertain tax positions as of December 31, 2011 will significantly increase or decrease during the twelve-month period ending December 31, 2012; however, various events could cause our current expectations to change in the future. The majority of these uncertain tax positions, if ever recognized in the financial statements, would be recorded in the statement of operations as part of the income tax provision.
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2009	$10,338
Additions based on tax positions related to the current year	322
Additions for tax positions of prior years	124
Settlements with taxing authorities	(592)
Reductions due to lapse of statute of limitations	(1,361)
Decrease from currency translation	(158)
Balance at December 31, 2010	$8,673
Additions based on tax positions related to the current year	$757
Additions for tax positions of prior years	31
Settlements with taxing authorities	(2,257)
Reductions due to lapse of statute of limitations	(207)
Decrease from currency translation	(62)
Balance at December 31, 2011	$6,935

At December 31, 2011 and December 31, 2010, our net unrecognized tax benefits totaled approximately $6.3 million and $8.0 million, respectively, of which $6.3 million in benefits, if recognized, would favorably, affect our effective tax rate in any future period. It is possible that approximately $0.5 million of the unrecognized tax benefits may be released during the next 12 months due to lapse of statute of limitations or settlements with tax authorities.
Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within tax provision expense. At December 31, 2011 and 2010 we have net interest expense and penalties of $0.1 million. At December 31, 2011 and 2010 we have accrued interest of $0.5 million and $0.4 million, respectively, that are not included in the table above.
We have recorded net deferred tax liabilities of $181.5 million and $163.3 million at December 31, 2011 and 2010, respectively, which are reflected on the consolidated balance sheets at December 31, 2011 and 2010 as follows:

(in thousands)	2011	2010
Current deferred tax asset	$31,652	$30,731
Current deferred tax liabilities	(32,883)	(30,504)
Non-current deferred tax asset	26,866	37,182
Non-current deferred tax liabilities	(207,112)	(200,667)
Net deferred tax liabilities	$(181,477)	$(163,258)

The components of the net deferred tax liability at December 31, 2011 and December 31, 2010 are as follows:

	2011		2010
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$10,389	$—	$13,658	$—
Accrued and other liabilities	25,981	(65)	30,138	(6,487)
Inventories	3,106	(1,578)	3,134	(1,915)
Allowance for bad debts	726	(471)	744	(473)
Currency revaluation	1,846	—	2,303	(3,588)
Depreciation and amortization	124	(19,854)	51	(9,272)
Tax credits	6,848	—	9,067	—
Unremitted profits and earnings	—	(1,175)	—	(1,042)
Intangibles	2,523	(218,027)	1,228	(206,481)
Equity awards	7,289	—	5,624	—
Other	6,553	(1,432)	7,342	(1,913)
Valuation allowance	(4,260)	—	(5,376)	—
	$61,125	$(242,602)	$67,913	$(231,171)
Net deferred tax liabilities		$(181,477)		$(163,258)

At December 31, 2011 and December 31, 2010, we had $39.4 million and $57.6 million in total foreign net operating losses. At December 31, 2011 and December 31, 2010, we had $5.1 million and $23.5 million of U.S. federal net operating loss (NOL) carryforwards. At December 31, 2011, the entire NOLs in the U.S. are subject to limitations under Section 382 of the Internal Revenue Code but all losses subject to IRC 382 limitation are expected to be utilized before they expire. The net operating losses in the U.S. will expire beginning December 31, 2021 through December 31, 2027 . As of December 31, 2011 and December 31, 2010, we had other foreign NOL carryforwards totaling approximately $34.3 million and $34.1 million, respectively. These NOLs were primarily generated from acquisitions and operating losses from our subsidiaries. A portion of the foreign net operating losses will be expiring beginning December 31, 2012. The valuation allowance amounts for the years ended December 31, 2011 and 2010 are $4.3 million and $5.4 million, respectively. We had a decrease of $1.1 million in 2011 largely due to the release of the valuation allowance on assets that were used to offset current tax liability. In 2010, the company had a decrease of valuation allowance of $10.2 million whereby the tax effects were eliminated by the assets that were no longer available for future use as a result of intercompany sale of assets.
As of December 31, 2011, residual Netherlands income taxes have not been provided on the undistributed earnings of the majority of our foreign subsidiaries as these earnings are considered to be either permanently reinvested or can be repatriated tax free. We have $17.8 million dollars of undistributed earnings that we do not consider permanently reinvested and have recorded deferred income taxes or withholding taxes at December 31, 2011 and December 31, 2010, of approximately $1.2 million and $1.0 million, respectively. All other undistributed earnings can be both distributed in a tax efficient manner and are considered permanently reinvested
There are no income tax consequences regarding payment of dividends to our shareholders. To date, we have never paid dividends.

Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2011 and 2010 consist of the following:

(in thousands)	2011	2010
Accrued expenses	$82,342	$54,122
Payroll and related accruals	44,421	42,503
Preacquisition contingencies assumed in acquisition	6,203	28,679
Accrued earn-outs and milestone payments	17,470	24,808
Swaps and forwards	2,492	11,685
Accrued royalties	25,659	16,400
Deferred revenue	23,793	20,973
Accrued interest on long-term debt	7,383	6,296
Current portion of capital lease obligations	4,006	3,588
Total accrued and other liabilities	$213,769	$209,054

Lines of Credit and Debt	12 Months Ended
Dec. 31, 2011
Debt Instruments [Abstract]
Lines of Credit and Debt
Lines of Credit and Debt

The credit facilities available at December 31, 2011 total €406.6 million (approximately $526.1 million). This includes a €400.0 million syndicated multi-currency revolving credit facility expiring December 2016 of which €110.0 million (approximately $142.3 million) was utilized at December 31, 2011, and four other lines of credit amounting to €6.6 million with no expiration date, none of which were utilized as of December 31, 2011. The €400.0 million facility can be utilized in euro, U.K pound or U.S. dollar and bears interest of 0.8% to 2.35% above three months EURIBOR, or LIBOR in relation to any loan not in euro, and is offered with interest periods of one, two, three, six or twelve months. The commitment fee is calculated based on 35% of the applicable margin. No commitment fees were paid in 2011. The revolving facility agreement contains certain financial and non-financial covenants, including but not limited to, restrictions on the encumbrance of assets and the maintenance of certain financial ratios. We were in compliance with these covenants at December 31, 2011. There was no significant outstanding line of credit or short-term borrowings as of December 31, 2010. The credit facilities are for general corporate purposes.
At December 31, 2011, total long-term debt was approximately $447.6 million, $1.6 million of which is current. We believe that funds from operations, existing cash and cash equivalents, and availability of financing facilities as needed, will be sufficient to fund our debt repayments coming due in 2012.
Total long-term debt consists of the following:

(in thousands)	December 31, 2011	December 31, 2010
$500 million note payable bearing interest at LIBOR plus a variable margin, repaid in 2011	$—	$425,000
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.97% due in December 2014	300,000	300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.84% due in February 2024	145,000	145,000
R&D-related loan bearing interest at 3.50% due in 2013	2,103	3,006
Production-related loans bearing interest at an effective rates of 4.57% and 6.28% due in May and November 2015	519	—
Total long-term debt	447,622	873,006
Less current portion	1,617	75,835
Long-term portion	$446,005	$797,171

Ipsogen S.A., acquired in July 2011 as discussed in Note 4 above, carries two long-term bank debts. The first loan, effective as of May 25, 2009, was for €0.3 million, having an effective rate of 6.28% and monthly payments due through May 2015. The second loan, effective as of June 25, 2009, was for €0.3 million, having an effective rate of 4.57% and monthly payments due through November 2015. The fair value of both debts approximate their carrying values at December 31, 2011.
Future principal maturities of long-term debt as of December 31, 2011 are as follows:

Year ending December 31,	(in thousands)
2012	$1,617
2013	486
2014	300,000
2015	519
2016	—
thereafter	145,000
$447,622

Interest expense on long-term debt was $22.1 million, $24.9 million and $26.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.
In May 2006, we completed the offering of $300 million of 3.25% Senior Convertible Notes due in 2026 (2006 Notes) through an unconsolidated subsidiary, QIAGEN Euro Finance. The net proceeds of the 2006 Notes were loaned by Euro Finance to consolidated subsidiaries and at December 31, 2011 and 2010, $300 million is included in long-term debt for the loan amounts payable to Euro Finance. These long-term notes payable to Euro Finance have an effective interest rate of 3.97% and are due in December 2014. Interest is payable semi-annually in May and November. The 2006 Notes were issued at 100% of principal value, and are convertible into 15.0 million common shares at the option of the holders upon the occurrence of certain events, at a price of $20.00 per share, subject to adjustment. QIAGEN N.V. has an agreement with Euro Finance to issue shares to the investors in the event of conversion. This subscription right, along with the related receivable, is recorded at fair value in the equity of QIAGEN N.V. as paid-in capital. The 2006 Notes cannot be called for the first 7 years and are callable thereafter subject to a provisional call trigger of 130% of the conversion price. In addition, the holders of the 2006 Notes may require QIAGEN to repurchase all or a portion of the outstanding Notes for 100% of the principal amount, plus accrued interest, on May 16, 2013, 2017 and 2022. Based on an estimation using available over-the-counter market information on the convertible bond issued by QIAGEN Euro Finance, the fair value of the 2006 Notes at December 31, 2011 was $311.6 million. We have reserved 15.0 million common shares for issuance in the event of conversion.
In August 2004, we completed the sale of $150 million of 1.5% Senior Convertible Notes due in 2024 (2004 Notes), through our unconsolidated subsidiary QIAGEN Finance. The net proceeds of the Senior Convertible Notes were loaned by QIAGEN Finance to consolidated subsidiaries in the U.S. and Switzerland and at December 31, 2011 and 2010, $145 million is included in long-term debt for the loan amounts payable to QIAGEN Finance. These long-term notes payable to QIAGEN Finance originally matured in July 2011. We refinanced the $145 million note, which was loaned under another agreement to another consolidated subsidiary, and is payable to QIAGEN Finance with an effective interest rate of 1.84% and is due in February 2024. This refinancing does not impact the amounts payable by QIAGEN Finance under the 2004 Notes. Interest is payable semi-annually in February and August. The 2004 Notes were issued at 100% of principal value, and are convertible into 11.5 million common shares at the option of the holders upon the occurrence of certain events at a price of $12.6449 per share, subject to adjustment. QIAGEN N.V. has an agreement with QIAGEN Finance to issue shares to the investors in the event of conversion. This subscription right, along with the related receivable, is recorded at fair value in the equity of QIAGEN N.V. as paid-in capital. The 2004 Notes may be redeemed, in whole or in part, at QIAGEN’s option on or after August 18, 2011, at 100% of the principal amount, provided that the actual trading price of our common shares exceeds 120% of the conversion price for twenty consecutive trading days. In addition, the holders of the 2004 Notes may require QIAGEN to repurchase all or a portion of the outstanding 2004 Notes for 100% of the principal amount, plus accrued interest, on August 18, 2014 and 2019. Based on an estimation using available over-the-counter market information on the convertible bond issued by QIAGEN Finance, the fair value of the 2004 Notes at December 31, 2011 was $167.0 million. We have reserved 11.5 million common shares for issuance in the event of conversion.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-Based Compensation
Share-Based Compensation
We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the Plan) in 2005. The Plan allows for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 10 years, subject to earlier termination in certain situations. Generally, options vest over a three-year period. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the Plan. To date, all option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue new Common Shares to satisfy option exercises and had approximately 22.1 million Common Shares reserved and available for issuance under this plan at December 31, 2011.
In connection with the 2007 acquisition of Digene Corporation, we assumed three additional equity incentive plans. No new grants will be made under these plans. We had approximately 0.1 million common shares reserved and available for issuance under these plans at December 31, 2011.
Stock Options
During the years ended December 31, 2011 and 2010, we granted 601,897 and 570,282 stock options, respectively. The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Stock price volatility	34%	31%	40%
Risk-free interest rate	1.88%	2.12%	2.13%
Expected life (in years)	4.97	4.84	5.01
Dividend rate	0%	0%	0%
Forfeiture rate	6.1%	7.0%	7.7%

A summary of the status of employee stock options as of December 31, 2011 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	7,332	$13.86
Granted	602	$19.86
Exercised	(655)	$12.95
Forfeited	(62)	$19.56
Expired	(690)	$21.79
Outstanding at December 31, 2011	6,527	$13.61	3.65	$15,315
Exercisable at December 31, 2011	5,453	$12.37	2.66	$15,315
Vested and expected to vest at December 31, 2011	6,436	$13.53	3.57	$15,315

Generally, stock option grants are valued as a single award with a single average expected term and are amortized over the vesting period. The weighted-average grant-date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 was $6.49, $6.42 and $6.33, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010 was $3.7 million and $7.7 million, respectively. At December 31, 2011, the unrecognized share-based compensation expense related to employee stock option awards including estimated forfeitures is approximately $4.0 million and will be recognized over a weighted average period of approximately 1.73 years.
At December 31, 2011, 2010 and 2009, options were exercisable with respect to 5.5 million, 6.4 million and 7.4 million Common Shares at a weighted average price of $12.37, $12.93 and $14.36 per share, respectively. The options outstanding at December 31, 2011 expire in various years through 2021.
Restricted Stock Units
Restricted stock units represent rights to receive Common Shares at a future date. There is no exercise price and the fair market value at the time of the grant is recognized ratably over the requisite vesting period, generally 10 years. The fair market value is determined based on the number of restricted stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 7.7%. At December 31, 2011, there was $61.1 million remaining in unrecognized compensation cost including estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 8.0 years. The weighted average grant date fair value of restricted stock units granted during the year ended December 31, 2011 was $19.82. The total fair value of restricted stock units released during the years ended December 31, 2011 and 2010 was $8.8 million and $2.5 million, respectively.
A summary of restricted stock units as of December 31, 2011 and changes during the year are presented below:

Restricted Stock Units	Restricted Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	4,417
Granted	1,929
Vested	(451)
Forfeited	(244)
Outstanding at December 31, 2011	5,651	2.91	$78,030
Vested and expected to vest at December 31, 2011	4,597	2.78	$63,488

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2011, 2010 and 2009 totaled approximately $19.5 million, $13.6 million and $9.7 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2011, 2010 or 2009 as the amounts were not material. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $4.2 million, $2.0 million and $5.9 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

Compensation Expense (in thousands)	2011	2010	2009
Cost of sales	$1,672	$932	$799
Research and development	3,055	2,087	1,826
Sales and marketing	4,285	2,885	1,936
General and administrative	10,528	7,688	5,186
Share-based compensation expense before taxes	19,540	13,592	9,747
Income tax benefit	4,231	2,856	2,913
Net share-based compensation expense	$15,309	$10,736	$6,834

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease Commitments
We lease facilities and equipment under operating lease arrangements expiring in various years through an indefinite period of time. Certain rental commitments provide for escalating rental payments or have renewal options extending through various years. Certain facility and equipment leases constitute capital leases expiring in various years through 2018. The accompanying consolidated financial statements include the assets and liabilities arising from these capital lease obligations. Rent expense under operating lease agreements was $20.3 million, $17.9 million and $13.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Minimum future obligations under capital and operating leases at December 31, 2011 are as follows:

(in thousands)	Capital Leases	Operating Leases
2012	$5,384	$15,879
2013	5,307	12,067
2014	5,196	9,316
2015	5,178	6,905
2016	3,922	4,763
Thereafter	2,802	3,018
	27,789	$51,948
Less: Amount representing interest	(4,287)
	23,502
Less: Current portion	(4,006)
Long-term portion	$19,496

Licensing and Purchase Commitments
We have licensing agreements with companies, universities and individuals, some of which require certain up-front payments. Royalty payments are required on net product sales ranging from one to 25 percent of covered products or based on quantities sold. Several of these agreements have minimum royalty requirements. The accompanying consolidated financial statements include accrued royalties relating to these agreements in the amount of $25.7 million and $16.4 million at December 31, 2011 and 2010, respectively. Royalty expense relating to these agreements amounted to $43.3 million, $45.7 million, and $47.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Royalty expense is primarily recorded in cost of sales, with a small portion recorded as research and development expense depending on the use of the technology under license. Some of these agreements also have minimum raw material purchase requirements and requirements to perform specific types of research.
At December 31, 2011, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2012	$54,686	$1,600
2013	25,556	1,122
2014	496	1,222
2015	—	1,222
2016	—	1,222
Thereafter	—	3,388
	$80,738	$9,776

Contingent Consideration Commitments
Pursuant to the purchase agreements for certain acquisitions, as discussed more fully in Note 4, we could be required to make additional contingent cash payments totaling up to $103.1 million based on the achievement of certain revenue and operating results milestones as follows: $26.5 million in 2012, $11.1 million in 2013, $12.3 million in 2014, $4.7 million in 2015, $6.4 million in 2016, and $42.1 million, payable in any 12-month period from now until 2016 based on the accomplishment of certain revenue targets, the launch of certain products or the grant of certain patent rights. Of the $103.1 million total contingent obligation, approximately $39.8 million is accrued as of December 31, 2011. We reassessed the fair value of the contingent consideration as of December 31, 2011 the result of which was not materially different from the fair value determined as of the date of the acquisitions.

Employment Agreements
Certain of our employment contracts contain provisions which guarantee the payments of certain amounts in the event of a change in control, as defined in the agreements, or if the executive is terminated for reasons other than cause, as defined in the agreements. At December 31, 2011, the commitment under these agreements totaled $19.2 million.
Contingencies
In the ordinary course of business, we provide a warranty to customers that our products are free of defects and will conform to published specifications. Generally, the applicable product warranty period is one year from the date of delivery of the product to the customer or of site acceptance, if required. Additionally, we typically provide limited warranties with respect to our services. From time to time, we also make other warranties to customers, including warranties that our products are manufactured in accordance with applicable laws and not in violation of third-party rights. We provide for estimated warranty costs at the time of the product sale. We believe our warranty reserves as of December 31, 2011 and 2010 appropriately reflect the estimated cost of such warranty obligations.
Preacquistion Contingencies
In connection with certain acquisitions, amounts were paid into escrow accounts to cover preacquistion contingencies assumed in the acquisition. The escrow amounts expected to be claimed by QIAGEN are recorded as an asset in prepaid and other expenses and amount to $7.0 million as of December 31, 2011 ($27.0 million as of December 31, 2010). In addition, we have recorded $6.2 million for preacquistion contingencies as a liability under accrued and other liabilities as of December 31, 2011 ($28.7 million as of December 31, 2010).
Litigation
From time to time, QIAGEN may be party to legal proceedings incidental to its business. As of December 31, 2011, certain claims, suits or legal proceedings arising out of the normal course of business have been filed or were pending against QIAGEN or its subsidiaries. These matters have arisen in the ordinary course and conduct of business, as well as through acquisition. Although it is not possible to predict the outcome of such litigation, based on the facts known to QIAGEN and after consultation with legal counsel, management believes that such litigation will not have a material adverse effect on QIAGEN’s financial position or results of operations.
QIAGEN Sciences, Inc. v. Operon Biotechnologies, Inc.
On July 2, 2009, Operon Biotechnologies, Inc. (Operon) commenced arbitration against QIAGEN Sciences, Inc. asserting a breach of a supply agreement between the parties and seeking monetary damages. Operon asserted that QIAGEN failed to comply with the preferred supplier provisions of the agreement and that this breach caused damages, including lost profits. QIAGEN denied the allegations and asserted counterclaims. The dispute was submitted to an arbitration panel and in June 2011 the arbitration panel concluded in favor of QIAGEN on all claims. As a result, in 2011, Operon paid QIAGEN approximately $2.1 million for past-due receivables, interest and legal fees.
Cybeles Life Science Consulting (Claimant) vs. Research Biolabs Ptd. Ltd. (Respondent)

On August 18, 2010, Cybeles Life Science Consulting (Cybeles) initiated an arbitration proceeding against QIAGEN's Singaporean affiliate Research Biolabs Pte. Ltd. (Research Biolabs) in the Swiss Chambers' Court of Arbitration and Mediation. The Notice of Arbitration alleged breaches of the distribution agreement between the parties, and claimed loss and damage in the amount of approximately $1.3 million. Research Biolabs considers the complaint as not justified and will continue to vigorously defend the claim.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
We maintain various benefit plans, including defined contribution and defined benefit plans. Our U.S. defined contribution plan is qualified under Section 401(k) of the Internal Revenue Code, and covers substantially all U.S. employees. Participants may contribute a portion of their compensation not exceeding a limit set annually by the Internal Revenue Service. This plan includes a provision for us to match a portion of employee contributions. Total expense under the 401(k) plans, including the plans acquired via business acquisitions, was $2.3 million, $2.1 million and $2.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. We also have a defined contribution plan which covers certain executives. We make matching contributions up to an established maximum. Matching contributions made to the plan, and expensed, totaled approximately $0.3 million in each year ended December 31, 2011, 2010 and 2009.
We have four defined benefit, non-contributory retirement or termination plans that cover certain employees in Germany, France, Japan and Italy. These defined benefit plans provide benefits to covered individuals satisfying certain age and service requirements. For certain plans, we calculate the vested benefits to which employees are entitled if they separate immediately. The benefits accrued on a pro-rata basis during the employees’ employment period are based on the individuals’ salaries, adjusted for inflation. The liability under the defined benefit plans was $2.9 million at December 31, 2011 and $2.4 million at December 31, 2010, and is included as a component of other long-term liabilities on the consolidated balance sheets.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Party Transactions
Related Party Transactions
In 2011 and 2010, we had a consulting agreement with Dr. Metin Colpan, our former Chief Executive Officer and current Supervisory Board member, pursuant to which Dr. Colpan is paid a fee of EUR 2,750 per day for consulting services, subject to adjustment. We incurred consulting expenses of approximately $0.1 million and $0.3 million in December 31, 2011 and 2010, respectively, for scientific consulting services under this agreement. In January 2012, the agreement under which Dr. Colpan provided scientific consulting services terminated.
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), which were established for the purpose of issuing convertible debt. As discussed in Note 12, QIAGEN Finance and Euro Finance are variable interest entities with no primary beneficiary, thus they are not consolidated. Accordingly, the convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. As of December 31, 2011 and 2010, we had loans payable to QIAGEN Finance of $145.0 million and accrued interest due to QIAGEN Finance of $4.4 million and $3.3 million, respectively. We also had amounts receivable from QIAGEN Finance of $3.4 million and $2.3 million, respectively. As of December 31, 2011 and 2010, we have a loan payable to Euro Finance of $300.0 million, accrued interest due to Euro Finance of $3.0 million and amounts receivable from Euro Finance of $1.6 million. The amounts receivable are related to subscription rights which are recorded net in the equity of QIAGEN N.V. as paid-in capital.
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2011	2010
Net sales	$6,287	$2,605
Loans receivable	$1,539	$1,560
Accounts receivable	$3,606	$2,400
Accounts payable	$4,642	$1,755

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2011, we determined that we still operate as one business segment in accordance with ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, and with revised internal budgeting and reporting approaches, our chief operating decision maker (CODM) makes decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2011	2010	2009
Net Sales
Consumables and Related Revenues	$1,011,863	$937,714	$870,216
Instrumentation	157,884	149,717	139,609
Total	$1,169,747	$1,087,431	$1,009,825

Geographical Information
Net sales are attributed to countries based on the location of the subsidiary generating the sale. QIAGEN operates manufacturing facilities in Germany, Switzerland, China, the United Kingdom, France and the United States that supply products to other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our official country of domicile is the Netherlands, which reported net sales of $23.9 million, $21.5 million and $20.3 million for the years ended 2011, 2010 and 2009, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2011	2010	2009
Net Sales
Americas:
United States	$466,502	$472,682	$446,151
Other Americas	55,137	50,912	47,995
Total Americas	521,639	523,594	494,146
Europe	444,441	398,029	363,949
Asia Pacific & Rest of World	203,667	165,808	151,730
Total	$1,169,747	$1,087,431	$1,009,825

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.1 million and $0.5 million for the years ended 2011 and 2010, respectively.

(in thousands)	2011	2010
Long-lived assets
Americas:
United States	$98,717	$100,342
Other Americas	2,579	2,154
Total Americas	101,296	102,496
Europe	259,220	231,405
Asia Pacific & Rest of World	11,276	11,763
Total	$371,792	$345,664

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
QIAGEN N.V. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2009:
Allowance for doubtful accounts	$3,070	$1,705	$(562)	$(811)	$3,402
Year Ended December 31, 2010:
Allowance for doubtful accounts	$3,402	$1,444	$(771)	$(848)	$3,227
Year Ended December 31, 2011:
Allowance for doubtful accounts	$3,227	$2,131	$(593)	$(450)	$4,315

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries that are not considered variable interest entities. All significant intercompany accounts and transactions have been eliminated. Investments in companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Risk
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis. In connection with such agreements, we do not require and are not required to pledge collateral for derivative transactions.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation
Foreign Currency Translation
Our reporting currency is the U.S. dollar and our subsidiaries’ functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other income, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other income, net. The net gain (loss) on foreign currency transactions in 2011, 2010 and 2009 was $12.4 million, $2.6 million, and $5.6 million, respectively, and is included in other income, net.

Segment Information
Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit. Certain reclassifications of prior year amounts have been made to conform to the current year presentation, including reclassifications related to reporting as a single segment under ASC Topic 280, Segment Reporting.

Revenue Recognition
Revenue Recognition
Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.
Consumable and Related Products: Revenue from consumable product sales is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and Management’s evaluation of specific factors that impact the risk of returns.
Related revenue includes license fees, intellectual property and patent sales, royalties and milestone payments. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the performance period. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed or determinable and collectability is reasonably assured.
Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts. Revenue from instrumentation equipment is generally recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements. For instrumentation equipment sales that contain other obligations, such as providing consumables, advanced training, separately-priced extended warranty services or separately-priced extended maintenance contracts, revenue is first allocated to separately-priced extended warranty or maintenance contracts based on the stated contract price, then the remaining contract value is allocated to the remaining elements based on objective, verifiable evidence of the fair value of the individual components. The price charged when the element is sold separately generally determines its fair value. Revenues for extended warranty services or extended product maintenance contracts are deferred and recognized on a straight-line basis over the contract period.
We have contracts with multiple elements which are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, all of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•	The arrangement includes a general right of return relative to the delivered items, and

•	Delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.
Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price. Effective as of January 1, 2011, when applying the relative selling price method, the selling price for each deliverable is determined using (a) vendor-specific objective evidence of selling price, if it exists; or otherwise (b) third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, then the best estimated selling price for the deliverable is used. Prior to January 1, 2011, only the vendor-specific objective evidence of selling price was used. The arrangement consideration is allocated to the separate units of accounting based on each unit’s relative fair value. Revenue is then recognized using a proportional-performance method, such as recognizing revenue based on relative fair value of products or services delivered, or on a straight-line basis as appropriate. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenue and costs are deferred until the period in which the final deliverable is provided.

Warranty
Warranty
We provide warranties on our products against defects in materials and workmanship generally for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other liabilities in the accompanying consolidated balance sheets. The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$3,468
Provision charged to cost of sales	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910

Research and Development
Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the value of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.

Shipping and Handling Income and Costs
Shipping and Handling Income and Costs
Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses. For the years ended December 31, 2011, 2010 and 2009, shipping and handling costs totaled $24.0 million, $19.9 million and $17.5 million, respectively.

Advertising Costs
Advertising Costs
The costs of advertising are expensed as incurred and are included as a component of sales and marketing expense. Advertising costs for the years ended December 31, 2011, 2010 and 2009 were $6.3 million, $7.6 million and $10.6 million, respectively.

General and Administrative, Integration and Other
General and Administrative, Integration and Other
General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations. Other costs include relocation and restructuring costs. These costs are expensed as incurred.

Income Taxes
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority using the cumulative probability method, assuming the tax authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within the income tax provision.

Derivative Instruments
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value.
Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, expected life of the award and forfeiture rate.
Risk-Free Interest Rate—This is the average U.S. Treasury rate (having a term that most closely resembles the expected life of the option) at the date the option was granted.
Dividend Yield—We have never declared or paid dividends on our common stock and do not anticipate declaring or paying any dividends in the foreseeable future.
Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. We use a combination of the historical volatility of our stock price and the implied volatility of market-traded options of our stock to estimate the expected volatility assumption input to the Black-Scholes-Merton model. Our decision to use a combination of historical and implied volatility is based upon the availability of actively traded options of our stock and our assessment that such a combination is more representative of future expected stock price trends.
Expected Life of the Option—This is the period of time that the options granted are expected to remain outstanding. We estimated the expected life by considering the historical exercise behavior. We use an even exercise methodology, which assumes that all vested, outstanding options are exercised uniformly over the balance of their contractual life.
Forfeiture Rate—This is the estimated percentage of options granted that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units: Restricted stock units represent rights to receive Common Shares at a future date. The fair market value is determined based on the number of restricted stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.

Short Term Investments
Short-Term Investments
Short-term investments are classified as “available for sale” and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in fair market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the notes payable to QIAGEN Finance and Euro Finance, further discussed in Note 16, were estimated by using available over-the-counter market information on the convertible bonds which were issued by QIAGEN Finance and Euro Finance, the values of which correlate to the fair value of the loan arrangements we have with QIAGEN Finance and Euro Finance which include the notes payable, the guarantee and the warrant agreement (further discussed in Note 12).

Accounts Receivable
Accounts Receivable
Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. Amounts determined to be uncollectible are written off against the reserve. For the years ended December 31, 2011, 2010 and 2009, write-offs of accounts receivable totaled $0.6 million, $0.8 million and $0.6 million while provisions for doubtful accounts which were charged to expense totaled $2.1 million, $1.4 million and $1.7 million, respectively. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales

Inventories
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2011 and 2010:

	As of December 31,
(in thousands)	2011	2010
Raw materials	$26,645	$23,738
Work in process	33,757	33,043
Finished goods	71,834	69,852
Total inventories	$132,236	$126,633

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (one to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.

Acquired Intangibles and Goodwill
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred.
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption ‘acquisition-related intangible amortization.’ Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2011, 2010 and 2009, goodwill has not been impaired.

Investments
Investments
We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.
Investments are evaluated at least quarterly, or sooner if impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.
The fair values of any of our cost or equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates. During 2011, in connection with our internal restructuring we recorded an asset impairment charge of $42.1 million related to the abandonment of certain projects. There were no material impairment losses recognized for long-lived assets during the years ended December 31, 2010 and 2009.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Table Text Block [Abstract]
Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$3,468
Provision charged to cost of sales	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910

Inventories
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2011 and 2010:

	As of December 31,
(in thousands)	2011	2010
Raw materials	$26,645	$23,738
Work in process	33,757	33,043
Finished goods	71,834	69,852
Total inventories	$132,236	$126,633

Net Income per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands)	2011	2010	2009
Weighted average number of Common Shares used to compute basic net income per Common Share	233,850	232,635	206,928
Dilutive effect of stock options and restrictive stock units	2,876	2,843	2,717
Dilutive effect of outstanding warrant shares	2,338	5,005	3,967
Weighted average number of Common Shares used to compute diluted net income per Common Share	239,064	240,483	213,612
Outstanding stock options and restrictive stock units having no dilutive effect, not included in above calculation	3,995	2,152	2,627
Outstanding warrants having no dilutive effect, not included in above calculation	23,591	21,462	22,500

Acquisitions and Divestiture (Tables)	12 Months Ended
Dec. 31, 2011
DxS Ltd and SABiosciences Corporation [Member]
Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business
As of December 31, 2011, the preliminary purchase price allocations are as follows:

(in thousands)	Cellestis acquisition	Ipsogen acquisition	Total
Purchase price:
Cash consideration paid	$372,452	$57,436	$429,888
Fair value of remaining shares	—	42,437	42,437
	$372,452	$99,873	$472,325

Preliminary allocation:
Working capital	$16,893	$15,246	$32,139
Fixed and other long-term assets	1,112	2,429	3,541
Developed technology, licenses and know-how	67,200	36,400	103,600
Customer relationships	42,600	10,600	53,200
Tradenames	12,000	1,500	13,500
Goodwill	270,860	52,095	322,955
Deferred tax liability on fair value of identifiable intangible assets acquired	(37,981)	(16,485)	(54,466)
Liabilities assumed	(232)	(1,912)	(2,144)
	$372,452	$99,873	$472,325

Corbett Life Science Pty.Ltd and Biosystems Business [Member]
Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business
As of December 31, 2010, the final allocation of the purchase price and transaction costs for the acquisitions of DxS and SABiosciences are follows:

(in thousands)	DxS Acquisition	SABiosciences Acquisition	Total
Purchase Price:
Cash consideration paid	$94,823	$97,586	$192,409
Fair value of milestones	17,599	—	17,599
	$112,422	$97,586	$210,008
Final Allocation:
Working capital	$263	$10,503	$10,766
Fixed and other long-term assets	2,199	2,215	4,414
Product technology and know how	16,400	26,400	42,800
Purchased in-process research and development	1,400	1,700	3,100
Customer relationships	54,900	8,400	63,300
Tradename	4,100	1,900	6,000
Goodwill	55,417	62,433	117,850
Deferred tax liability on fair value of identifiable intangible assets acquired	(21,522)	(15,965)	(37,487)
Liabilities assumed	(735)	—	(735)
	$112,422	$97,586	$210,008

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income
The following table is a summary of the components of accumulated other comprehensive income at December 31:

(in thousands)	2011	2010
Net unrealized loss on cash flow hedging contracts, net of tax of $0.1 million and $0.7 million in 2011 and 2010, respectively	$(762)	$(1,644)
Net unrealized gain (loss) on pension, net of tax	115	(11)
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.9 million and $4.4 million in 2011 and 2010, respectively	7,369	5,774
Foreign currency translation adjustments	9,182	60,635
Accumulated other comprehensive income	$15,904	$64,754

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2011 and 2010:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2011	12/31/2010	12/31/2011	12/31/2010
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$—	$(2,663)
Foreign exchange contracts	658	—	(1,723)	(8,452)
Total derivative instruments designated as hedges	$658	$—	$(1,723)	$(11,115)
Undesignated derivative instruments
Foreign exchange contracts	$5,489	$677	$(769)	$(5,113)
Total derivative instruments	$6,147	$677	$(2,492)	$(16,228)

Schedule of Gains on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2011 and 2010:

Year-Ended December 31, 2011 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain recognized in income
Cash-flow hedges
Interest rate contracts	$2,721	Interest expense	$—	$—
Foreign exchange contracts	2,696	Other income, net	(3,961)	—
Total	$5,417		$(3,961)	$—
Undesignated derivative instruments
Foreign exchange contracts	$—	Other income, net	$—	$14,194

Year-Ended December 31, 2010 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$3,611	Interest expense	$—	n/a
Foreign exchange contracts	11,025	Other income, net	(8,874)	n/a
Total	$14,636		$(8,874)	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other income, net	n/a	$(2,239)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	As of December 31, 2011				As of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$9,290	$45,287	$—	$54,577	$70,000	$36,077	$—	$106,077
Foreign exchange contracts	—	6,147	—	6,147	—	677	—	677
	$9,290	$51,434	$—	$60,724	$70,000	$36,754	$—	$106,754
Liabilities:
Foreign exchange contracts	$—	$2,492	$—	$2,492	$—	$13,565	$—	$13,565
Interest rate contracts	—	—	—	—	—	2,663	—	2,663
Contingent Consideration	—	—	38,646	38,646	—	—	22,510	22,510
	$—	$2,492	$38,646	$41,138	$—	$16,228	$22,510	$38,738

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For liabilities with Level 3 inputs, the following table summarizes the activity as of December 31, 2011:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
Beginning Balance at December 31, 2010	$22,510
Additions from acquisitions	24,885
Payments	(9,065)
Total loss included in earnings	253
Foreign currency translation	63
Ending balance at December 31, 2011	$38,646

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2011 and 2010:

(in thousands)	2011	2010
Prepaid expenses	$27,832	$24,061
Amounts held in escrow in connection with acquisitions	7,026	27,006
Value added tax	9,488	7,039
Other receivables	14,709	6,296
	$59,055	$64,402

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations Table
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2011 and 2010:

(in thousands)	Estimated useful life (in years)	2011	2010
Land	—	$15,686	$16,053
Buildings and improvements	1-40	275,529	232,946
Machinery and equipment	1-15	176,662	157,973
Computer software	1-10	65,344	53,948
Furniture and office equipment	1-15	76,809	75,030
Construction in progress	—	51,827	59,418
		661,857	595,368
Less: Accumulated depreciation and amortization		(290,065)	(249,704)
Property, plant and equipment, net		$371,792	$345,664

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2011	2010	2011	2010	2009
PreAnalytiX GmbH	50.00%	$15,723	$15,308	$390	$2,969	$2,887
QBM Cell Science	19.50%	$395	$405	$(10)	$11	$(49)
QIAGEN Finance	100.00%	$252	$949	$103	$131	$115
QIAGEN Euro Finance	100.00%	$622	$1,306	$266	$273	$300
Pyrobett	19.00%	$3,749	$3,927	$(178)	$(73)	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$(316)
Scandinavian Gene Synthesis AB	40.00%	$15,714	$—	$23	$—	$—
Peak-Service	40.00%	$20	$—	$—	$—	$—

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Major Asset Class
The following sets forth the acquired intangible assets by major asset class as of December 31, 2011 and December 31, 2010:

		2011		2010
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.8	$294,854	$(115,310)	$289,199	$(88,275)
Developed technology	10.3	605,847	(210,022)	501,287	(157,838)
Customer base, trademarks, in-process R&D and non-compete agreements	10.6	336,216	(92,098)	275,167	(66,213)
		$1,236,917	$(417,430)	$1,065,653	$(312,326)
Unamortized Intangible Assets:
Goodwill		$1,733,722		$1,352,281

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2012	$121,763
2013	$116,004
2014	$115,021
2015	$113,826
2016	$110,979

Changes in the Carrying Amount of Goodwill, by Segment
The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$1,337,064
Earn-out and milestone payments	2,983
Purchase adjustments	579
Effect of foreign currency translation	11,655
BALANCE AT DECEMBER 31, 2010	$1,352,281
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122
Purchase adjustments	615
Effect of foreign currency translation	(22,871)
BALANCE AT DECEMBER 31, 2011	$1,733,722

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) [Abstract]
Income Before Income Taxes
Income before provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consisted of:

(in thousands)	2011	2010	2009
Pretax income in The Netherlands	$30,232	$55,431	$72,190
Pretax income from foreign operations	65,980	117,690	100,140
	$96,212	$173,121	$172,330

Provision for Income Taxes
The provisions for income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands)	2011	2010	2009
Current—The Netherlands	$6,752	$12,265	$12,633
—Foreign	26,372	36,487	32,539
	33,124	48,752	45,172
Deferred—The Netherlands	—	—	—
—Foreign	(31,861)	(19,942)	(10,609)
	(31,861)	(19,942)	(10,609)
Total provision for income taxes	$1,263	$28,810	$34,563

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and the effective tax rate for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011		2010		2009
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$24,053	25.0%	$44,146	25.5%	$43,944	25.5%
Earnings of subsidiaries taxed at different rates	3,204	3.3	7,710	4.5	4,710	2.7
Tax impact from permanent items	5,989	6.2	3,295	1.9	—	—
Tax impact from tax exempt income	(23,382)	(24.3)	(10,283)	(6.0)	(11,039)	(6.4)
Tax contingencies, net	(1,675)	(1.7)	(1,269)	(0.7)	1,774	1.0
Taxes due to changes in tax rates	(3,521)	(3.7)	(1,400)	(0.8)	(3,671)	(2.0)
Restructuring	—	—	(12,903)	(7.5)	—	—
Prior year taxes	(2,632)	(2.7)	476	0.3	912	0.5
Other items, net	(773)	(0.8)	(962)	(0.6)	(2,067)	(1.2)
Total provision for income taxes	$1,263	1.3%	$28,810	16.6%	$34,563	20.1%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2009	$10,338
Additions based on tax positions related to the current year	322
Additions for tax positions of prior years	124
Settlements with taxing authorities	(592)
Reductions due to lapse of statute of limitations	(1,361)
Decrease from currency translation	(158)
Balance at December 31, 2010	$8,673
Additions based on tax positions related to the current year	$757
Additions for tax positions of prior years	31
Settlements with taxing authorities	(2,257)
Reductions due to lapse of statute of limitations	(207)
Decrease from currency translation	(62)
Balance at December 31, 2011	$6,935

Schedule Of Net Deferred Tax Liabilities [Text Block]
We have recorded net deferred tax liabilities of $181.5 million and $163.3 million at December 31, 2011 and 2010, respectively, which are reflected on the consolidated balance sheets at December 31, 2011 and 2010 as follows:

(in thousands)	2011	2010
Current deferred tax asset	$31,652	$30,731
Current deferred tax liabilities	(32,883)	(30,504)
Non-current deferred tax asset	26,866	37,182
Non-current deferred tax liabilities	(207,112)	(200,667)
Net deferred tax liabilities	$(181,477)	$(163,258)

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2011 and December 31, 2010 are as follows:

	2011		2010
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$10,389	$—	$13,658	$—
Accrued and other liabilities	25,981	(65)	30,138	(6,487)
Inventories	3,106	(1,578)	3,134	(1,915)
Allowance for bad debts	726	(471)	744	(473)
Currency revaluation	1,846	—	2,303	(3,588)
Depreciation and amortization	124	(19,854)	51	(9,272)
Tax credits	6,848	—	9,067	—
Unremitted profits and earnings	—	(1,175)	—	(1,042)
Intangibles	2,523	(218,027)	1,228	(206,481)
Equity awards	7,289	—	5,624	—
Other	6,553	(1,432)	7,342	(1,913)
Valuation allowance	(4,260)	—	(5,376)	—
	$61,125	$(242,602)	$67,913	$(231,171)
Net deferred tax liabilities		$(181,477)		$(163,258)

Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Schedule of Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2011 and 2010 consist of the following:

(in thousands)	2011	2010
Accrued expenses	$82,342	$54,122
Payroll and related accruals	44,421	42,503
Preacquisition contingencies assumed in acquisition	6,203	28,679
Accrued earn-outs and milestone payments	17,470	24,808
Swaps and forwards	2,492	11,685
Accrued royalties	25,659	16,400
Deferred revenue	23,793	20,973
Accrued interest on long-term debt	7,383	6,296
Current portion of capital lease obligations	4,006	3,588
Total accrued and other liabilities	$213,769	$209,054

Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
Total long-term debt consists of the following:

(in thousands)	December 31, 2011	December 31, 2010
$500 million note payable bearing interest at LIBOR plus a variable margin, repaid in 2011	$—	$425,000
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.97% due in December 2014	300,000	300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.84% due in February 2024	145,000	145,000
R&D-related loan bearing interest at 3.50% due in 2013	2,103	3,006
Production-related loans bearing interest at an effective rates of 4.57% and 6.28% due in May and November 2015	519	—
Total long-term debt	447,622	873,006
Less current portion	1,617	75,835
Long-term portion	$446,005	$797,171

Schedule of Maturities of Long-term Debt	Future principal maturities of long-term debt as of December 31, 2011 are as follows:

Year ending December 31,	(in thousands)
2012	$1,617
2013	486
2014	300,000
2015	519
2016	—
thereafter	145,000
$447,622

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees [Table Text Block]
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Stock price volatility	34%	31%	40%
Risk-free interest rate	1.88%	2.12%	2.13%
Expected life (in years)	4.97	4.84	5.01
Dividend rate	0%	0%	0%
Forfeiture rate	6.1%	7.0%	7.7%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of employee stock options as of December 31, 2011 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	7,332	$13.86
Granted	602	$19.86
Exercised	(655)	$12.95
Forfeited	(62)	$19.56
Expired	(690)	$21.79
Outstanding at December 31, 2011	6,527	$13.61	3.65	$15,315
Exercisable at December 31, 2011	5,453	$12.37	2.66	$15,315
Vested and expected to vest at December 31, 2011	6,436	$13.53	3.57	$15,315

Schedule of Employee Stock Options and Restricted Stock Units [Table Text Block]
A summary of restricted stock units as of December 31, 2011 and changes during the year are presented below:

Restricted Stock Units	Restricted Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	4,417
Granted	1,929
Vested	(451)
Forfeited	(244)
Outstanding at December 31, 2011	5,651	2.91	$78,030
Vested and expected to vest at December 31, 2011	4,597	2.78	$63,488

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense before taxes for the years ended December 31, 2011, 2010 and 2009 totaled approximately $19.5 million, $13.6 million and $9.7 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2011, 2010 or 2009 as the amounts were not material. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $4.2 million, $2.0 million and $5.9 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

Compensation Expense (in thousands)	2011	2010	2009
Cost of sales	$1,672	$932	$799
Research and development	3,055	2,087	1,826
Sales and marketing	4,285	2,885	1,936
General and administrative	10,528	7,688	5,186
Share-based compensation expense before taxes	19,540	13,592	9,747
Income tax benefit	4,231	2,856	2,913
Net share-based compensation expense	$15,309	$10,736	$6,834

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases [Table Text Block]
Minimum future obligations under capital and operating leases at December 31, 2011 are as follows:

(in thousands)	Capital Leases	Operating Leases
2012	$5,384	$15,879
2013	5,307	12,067
2014	5,196	9,316
2015	5,178	6,905
2016	3,922	4,763
Thereafter	2,802	3,018
	27,789	$51,948
Less: Amount representing interest	(4,287)
	23,502
Less: Current portion	(4,006)
Long-term portion	$19,496

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties [Table Text Block]
At December 31, 2011, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2012	$54,686	$1,600
2013	25,556	1,122
2014	496	1,222
2015	—	1,222
2016	—	1,222
Thereafter	—	3,388
	$80,738	$9,776

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of Related Party Transactions [Table Text Block]
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2011	2010
Net sales	$6,287	$2,605
Loans receivable	$1,539	$1,560
Accounts receivable	$3,606	$2,400
Accounts payable	$4,642	$1,755

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information [Table Text Block]
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2011	2010	2009
Net Sales
Consumables and Related Revenues	$1,011,863	$937,714	$870,216
Instrumentation	157,884	149,717	139,609
Total	$1,169,747	$1,087,431	$1,009,825

Schedule of Geographical Information [Table Text Block]
Our official country of domicile is the Netherlands, which reported net sales of $23.9 million, $21.5 million and $20.3 million for the years ended 2011, 2010 and 2009, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2011	2010	2009
Net Sales
Americas:
United States	$466,502	$472,682	$446,151
Other Americas	55,137	50,912	47,995
Total Americas	521,639	523,594	494,146
Europe	444,441	398,029	363,949
Asia Pacific & Rest of World	203,667	165,808	151,730
Total	$1,169,747	$1,087,431	$1,009,825

Schedule of Long Lived Assets [Table Text Block]

(in thousands)	2011	2010
Long-lived assets
Americas:
United States	$98,717	$100,342
Other Americas	2,579	2,154
Total Americas	101,296	102,496
Europe	259,220	231,405
Asia Pacific & Rest of World	11,276	11,763
Total	$371,792	$345,664

Description of the Business and Basis of Presentation (Details) (Minimum [Member])	12 Months Ended
Dec. 31, 2011 Countries
Minimum [Member]
Business and Basis of Presentation [Line Items]
Number of Countries Products are Marketed In	100

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Foreign currency transaction net gain (loss), realized	$ 12.4	$ 2.6	$ 5.6
Shipping and handling costs	24	19.9	17.5
Advertising costs	6.3	7.6	10.6
Cash equivalents term	90 days
Write-offs of accounts receivable	0.6	0.8	0.6
Provisions for doubtful accounts	2.1	1.4	1.7
Asset impairment	$ 42.1

Summary of Significant Accounting Policies (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Warranties Disclosures [Abstract]
Balance at December 31	$ 3,440	$ 3,468
Provision charged to income	4,376	3,678
Usage	(3,649)	(3,258)
Adjustments to previously provided warranties, net	(198)	(477)
Currency translation	(59)	29
Balance at December 31	$ 3,910	$ 3,440

Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 26,645	$ 23,738
Work in process	33,757	33,043
Finished goods	71,834	69,852
Total inventories	$ 132,236	$ 126,633

Net Income per Common Share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average number of Common Shares used to compute basic net income per Common Share	233,850	232,635	206,928
Dilutive effect of stock options and restrictive stock units	2,876	2,843	2,717
Dilutive effect of outstanding warrant shares	2,338	5,005	3,967
Weighted average number of Common Shares used to compute diluted net income per Common Share	239,064	240,483	213,612
Stock Options and Restrictive Stock [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	3,995	2,152	2,627
Warrants [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	23,591	21,462	22,500

Acquisitions and Divestiture (Narrative) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Cellestis [Member] USD ($)	Aug. 29, 2011 Cellestis [Member] USD ($)	Dec. 31, 2011 ESE GmbH and IFP [Member] USD ($)	Dec. 31, 2010 ESE GmbH and IFP [Member] USD ($)	Jan. 12, 2010 ESE GmbH and IFP [Member]	Sep. 21, 2009 DxS Ltd [Member] USD ($)	Dec. 31, 2011 DxS Ltd [Member] USD ($)	Dec. 31, 2010 DxS Ltd [Member] USD ($)	Dec. 31, 2010 SABiosciences Corporation [Member] USD ($)	Dec. 14, 2009 SABiosciences Corporation [Member] USD ($)	Aug. 06, 2009 Explera s.r.l [Member] USD ($)	Dec. 31, 2010 PCR-Based Technologies [Member] USD ($)	Nov. 12, 2009 PCR-Based Technologies [Member] USD ($)	Jul. 31, 2009 Olerup SSP [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Jul. 08, 2011 Ipsogen [Member] USD ($)	Dec. 31, 2011 Ipsogen [Member] USD ($)	Dec. 31, 2010 Escrow Account [Member] ESE GmbH and IFP [Member] USD ($)	Nov. 12, 2009 Escrow Account [Member] PCR-Based Technologies [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Aug. 06, 2009 Milestone Payment [Member] Explera s.r.l [Member] USD ($)
Number of biomarkers																			15
Payments to Acquire Businesses, Gross																	$ 57,400,000	€ 40,900,000		$ 29,800,000
Purchase price	472,325,000		372,452,000										7,500,000							99,873,000
Percentage of shares acquired							100.00%	100.00%				100.00%			100.00%		62.60%	62.60%		89.30%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	42,437,000																42,437,000
Outstanding Shares and Other Equity Instruments, Fair Value																							99,900,000	70,200,000
Equity Method Investment, Minimum Ownership Trigerring Percent																	50.00%	50.00%
Ownership percentage							100.00%	100.00%				100.00%			100.00%		62.60%	62.60%		89.30%
Funds released from escrow account					1,300,000	1,600,000
Cash payment								35,000,000													2,900,000	13,100,000			2,500,000
Purchase price in cash	429,888,000	192,409,000	372,452,000	372,500,000	22,700,000			94,500,000		94,823,000	97,586,000	97,600,000	5,000,000	1,600,000	23,300,000					57,436,000
Business Acquisition, Acquisition Offer Price, Per Share																			$ 12.9
Amounts held in escrow in connection with acquisitions	7,026,000	27,006,000				8,100,000		8,700,000	4,800,000		5,900,000
Preacquisition contingencies included in accrued and other liabilities	6,203,000	28,679,000			2,600,000	5,200,000		8,700,000	4,800,000		5,900,000
Total consideration at fair value								112,100,000
Fair value of the contingent consideration		17,599,000						17,600,000		17,599,000	0
Discount rate used to derive fair value of milestone payments of acquisition								3.25%
Gain on sale of business																$ 1,200,000

Acquisitions and Divestiture (Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business) (Details) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended																12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cellestis and Ipsogen [Member]	Dec. 31, 2011 Cellestis [Member]	Aug. 29, 2011 Cellestis [Member]	Dec. 31, 2011 Ipsogen [Member]	Dec. 31, 2010 Ipsogen [Member]	Jul. 12, 2011 Ipsogen [Member]	Sep. 21, 2009 DxS Ltd [Member]	Dec. 31, 2011 DxS Ltd [Member] Y	Dec. 31, 2010 DxS Ltd [Member]	Dec. 31, 2011 SABiosciences Corporation [Member] Y	Dec. 31, 2010 SABiosciences Corporation [Member]	Dec. 14, 2009 SABiosciences Corporation [Member]	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2011 Developed Technology, Licenses, and Know How [Member]	Dec. 31, 2011 Developed Technology, Licenses, and Know How [Member] Cellestis [Member]	Dec. 31, 2011 Developed Technology, Licenses, and Know How [Member] Ipsogen [Member]	Dec. 31, 2011 Developed IP [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Customer Relationships [Member] Cellestis [Member]	Dec. 31, 2011 Customer Relationships [Member] Ipsogen [Member]	Dec. 31, 2011 Trade Names [Member]	Dec. 31, 2011 Trade Names [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Trade Names [Member] Cellestis [Member]	Dec. 31, 2011 Trade Names [Member] Ipsogen [Member]	Dec. 31, 2011 Licensing Agreements [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Final Allocation [Member]	Dec. 31, 2010 Final Allocation [Member]	Dec. 31, 2011 Final Allocation [Member] Cellestis [Member]	Dec. 31, 2011 Final Allocation [Member] Ipsogen [Member]	Dec. 31, 2010 Final Allocation [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] SABiosciences Corporation [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member] SABiosciences Corporation [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member] SABiosciences Corporation [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member] SABiosciences Corporation [Member]	Dec. 31, 2011 First Milestone [Member] Series of Individually Immaterial Business Acquisitions [Member]	Sep. 21, 2009 Minimum [Member] DxS Ltd [Member]	Dec. 31, 2011 Minimum [Member] Series of Individually Immaterial Business Acquisitions [Member]	Sep. 21, 2009 Maximum [Member] DxS Ltd [Member]	Dec. 31, 2011 Maximum [Member] Series of Individually Immaterial Business Acquisitions [Member]
Weighted average life, years											15		10							10		10				10			7
Cash consideration paid	$ 429,888,000	$ 192,409,000			$ 372,452,000	$ 372,500,000	$ 57,436,000			$ 94,500,000		$ 94,823,000		$ 97,586,000	$ 97,600,000
Fair value of remaining shares	42,437,000								42,437,000
Fair value of milestones		17,599,000								17,600,000		17,599,000		0		24,900,000
Working capital	32,139,000				16,893,000		15,246,000																								10,766,000			263,000	10,503,000
Fixed and other long-term assets	3,541,000				1,112,000		2,429,000																								4,414,000			2,199,000	2,215,000
Intangible assets																	103,600,000	67,200,000	36,400,000		53,200,000		42,600,000	10,600,000	13,500,000		12,000,000	1,500,000								42,800,000	16,400,000	26,400,000	63,300,000	54,900,000	8,400,000	6,000,000	4,100,000	1,900,000
Business Aquisition, Purchase Price Allocation, In Process Research and Development																															3,100,000			1,400,000	1,700,000
Goodwill	322,955,000				270,860,000		52,095,000																								117,850,000			55,417,000	62,433,000
Deferred tax liability on fair value of identifiable intangible assets acquired	(54,466,000)				(37,981,000)		(16,485,000)																								37,487,000			21,522,000	15,965,000
Liabilities assumed	(2,144,000)				(232,000)		(1,912,000)																								(735,000)			(735,000)	0
Final allocation, total		210,008,000										112,422,000		97,586,000																	210,008,000			112,422,000	97,586,000
Purchase price	472,325,000				372,452,000		99,873,000																							472,325,000		372,452,000	99,873,000
Net sales	1,169,747,000	1,087,431,000	1,009,825,000	28,600,000
Net Income (Loss) Attributable to Parent	96,038,000	144,311,000	137,767,000	1,700,000
Business Combination, Acquisition Related Costs					5,800,000		5,600,000
Business Acquisition, Pro Forma Revenue				1,213,500,000				1,140,200,000
Business Acquisition, Pro Forma Net Income (Loss)							91,900,000	139,200,000
Business Acquisition, Pro Forma Earnings Per Share, Diluted							$ 0.0038	$ 0.0058
Payments to Acquire Businesses, Net of Cash Acquired	457,483,000	36,985,000	234,732,000													47,900,000
Discount rate used to derive fair value of milestone payments of acquisition										3.25%						0.80%																													3.25%
Business Acquisition, Contingent Consideration, Additional Cash Payment																44,000,000
Probability Used To Derive Accomplishment Of Milestones Of Acquisition																																														.9	.9	.95	1
Business Acquisition, Contingent Consideration, Potential Cash Payment										35,000,000						23,500,000																													1,400,000
Business Acquisition, Contingent Consideration, Liability, Current											11,200,000	14,300,000
Payment of Contingent Consideration in a Business Combination											$ 6,300,000	$ 4,100,000

Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2011 General, Administrative, Integration, and Other [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2011 Contract Termination [Member]	Dec. 31, 2010 Corbett [Member] Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 74.9		$ 5.5	$ 69.4	$ 20.1	$ 12.7
Asset impairment		42.1
Restructuring Reserve	26.9	26.9
Restructuring and Related Cost, Expected Cost							4.2
Restructuring and Related Cost, Incurred Cost							$ 1.9

Accumulated Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized loss on cash flow hedging contracts, net of tax of $0.1 million and $0.7 million in 2011 and 2010, respectively	$ (762,000)	$ (1,644,000)
Net unrealized gain (loss) on pension, net of tax	115,000	(11,000)
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.9 million and $4.4 million in 2011 and 2010, respectively	7,369,000	5,774,000
Foreign currency translation adjustments	9,182,000	60,635,000
Accumulated other comprehensive income	15,904,000	64,754,000
Accumulted Other Comprehensive Income (Loss) Tax [Abstract]
Derivatives Qualifying as Hedges, Tax Effect	100,000	700,000
Intercompany Long Term Investment Foreign Currency Translation Adjustment, Tax	$ 4,900,000	$ 4,400,000

Derivatives and Hedging (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 0.8
Cash-flow hedges notional amount		120
Aggregate notional value of foreign exchange forward and swap arrangements	204	295.4
Fair values included in other assets	5.6	0.7
Fair values included in other liabilities	0.8	5.1
Variable rate debt qualifying for hedge accounting			200
Interest rate fair value hedge derivative at fair value recorded in accrued and other liabilities		2.7
Mature in 2010 [Member]
Aggregate fair value of interest rate swap		100
Mature in October 2011 [Member]
Aggregate fair value of interest rate swap	100
QIAGEN Finance [Member]
Aggregate notional amount foreign currency	44
Fair market value of foreign currency forward contracts		3.9
Fair market values of cash-flow hedges		3.9
QIAGEN Euro Finance [Member]
Fair market value of foreign currency forward contracts		4.6
Cash-flow hedges notional amount	120
Cash Flow Hedge Derivative Instrument Assets at Fair Value	0.7
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	1.7
Fair market values of cash-flow hedges		$ 4.6

Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments designated as hedges, assets at fair value	$ 658	$ 0
Derivative instruments designated as hedges, liabilities at fair value	(1,723)	(11,115)
Derivative instruments not designated as hedging instruments, assets at fair value	6,147	677
Derivative instruments not designated as hedging instruments, liabilities at fair value	(2,492)	(16,228)
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative instruments designated as hedges, assets at fair value	0	0
Derivative instruments designated as hedges, liabilities at fair value	0	(2,663)
Foreign Exchange Contract [Member] | Nondesignated [Member]
Derivative instruments not designated as hedging instruments, assets at fair value	5,489	677
Derivative instruments not designated as hedging instruments, liabilities at fair value	(769)	(5,113)
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative instruments designated as hedges, assets at fair value	658	0
Derivative instruments designated as hedges, liabilities at fair value	$ (1,723)	$ (8,452)

Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gain/(loss) recognized in AOCI	$ 5,417	$ 14,636
(Gain) loss reclassified from AOCI into income	(3,961)	(8,874)
Cash-flow Hedges [Member] | Interest Rate Contracts [Member]
Gain/(loss) recognized in AOCI	2,721	3,611
Cash-flow Hedges [Member] | Foreign Exchange Contract [Member]
Gain/(loss) recognized in AOCI	2,696	11,025
Nondesignated [Member] | Foreign Exchange Contract [Member]
Gain/(loss) recognized in AOCI	0
Interest Expense [Member] | Cash-flow Hedges [Member] | Interest Rate Contracts [Member]
(Gain) loss reclassified from AOCI into income	0	0
Interest Expense [Member] | Cash-flow Hedges [Member] | Foreign Exchange Contract [Member]
(Gain) loss reclassified from AOCI into income	(3,961)	(8,874)
Interest Expense [Member] | Nondesignated [Member] | Interest Rate Contracts [Member]
(Gain) loss reclassified from AOCI into income	0
Other Income, Net [Member]
Loss recognized in income	0
Other Income, Net [Member] | Cash-flow Hedges [Member] | Interest Rate Contracts [Member]
Loss recognized in income	0
Other Income, Net [Member] | Cash-flow Hedges [Member] | Foreign Exchange Contract [Member]
Loss recognized in income	0
Other Income, Net [Member] | Nondesignated [Member] | Foreign Exchange Contract [Member]
Loss recognized in income	$ 14,194	$ (2,239)

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	$ 38,646	$ 22,510
Additions from acquisitions	24,885
Payments	(9,065)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	253
Foreign Currency translation	63
Fair Value, Measurements, Recurring [Member]
Assets, fair value	60,724	106,754
Liabilities, fair value	41,138	38,738
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	9,290	70,000
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	51,434	36,754
Liabilities, fair value	2,492	16,228
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
Liabilities, fair value	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Liabilities, fair value	2,492	13,565
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value	2,492	13,565
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Liabilities, fair value	0	2,663
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value	0	2,663
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Liabilities, fair value	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, fair value	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member]
Assets, fair value	54,577	106,077
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	9,290	70,000
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	45,287	36,077
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets, fair value	6,147	677
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	6,147	677
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	$ 0	$ 0

Short-term Investments (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2010 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2010 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2011 Investment Maturing November 2013 [Member] USD ($)	Dec. 31, 2010 Investment Maturing November 2013 [Member] USD ($)	Dec. 31, 2011 Investment Maturing October 2013 [Member] USD ($)	Dec. 31, 2010 Investment Maturing February 2011 [Member] USD ($)	Dec. 31, 2011 Term Deposits [Member] USD ($)	Dec. 31, 2011 Term Deposits [Member] EUR (€)	Dec. 31, 2010 Short Term Funds With Fixed Maturity Date [Member] USD ($)	Dec. 31, 2010 Investment Maturing January 2011 [Member] USD ($)	Dec. 31, 2010 Investment Maturing May 2011 [Member] USD ($)
Short-term investments	$ 54,577,000	$ 106,077,000		$ 45,300,000	€ 35,000,000	$ 36,100,000	€ 27,000,000	$ 25,900,000	$ 26,700,000	$ 19,400,000	$ 9,400,000	$ 9,300,000	€ 7,200,000	$ 70,000,000	$ 50,000,000	$ 20,000,000
Sales of short-term investments	242,630,000	44,000,000	0
Realized Investment Gains (Losses)	$ 0	$ 0

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 27,832	$ 24,061
Amounts held in escrow in connection with acquisitions	7,026	27,006
Value Added Tax	9,488	7,039
Other receivables	14,709	6,296
Prepaid Expense and Other Assets, Current	$ 59,055	$ 64,402

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property, plant and equipment, gross	$ 661,857	$ 595,368
Less: Accumulated depreciation and amortization	(290,065)	(249,704)
Property, plant and equipment, net	371,792	345,664
Land [Member]
Property, plant and equipment, gross	15,686	16,053
Buildings and improvements
Property, plant and equipment, gross	275,529	232,946
Estimated useful life minimum	1
Estimated useful life maximum	40
Machinery and equipment
Property, plant and equipment, gross	176,662	157,973
Estimated useful life minimum	1
Estimated useful life maximum	15
Computer software
Property, plant and equipment, gross	65,344	53,948
Estimated useful life minimum	1
Estimated useful life maximum	10
Furniture and office equipment
Property, plant and equipment, gross	76,809	75,030
Estimated useful life minimum	1
Estimated useful life maximum	15
Construction in Progress [Member]
Property, plant and equipment, gross	$ 51,827	$ 59,418

Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and Amortization Excluding Acquisition-Related Intangibles Amortization	$ 57	$ 47.9	$ 42
Repairs and maintenance expense	$ 12.9	$ 11.8	$ 10.9

Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PreAnalytiX GmbH [Member]
Ownership percentage	50.00%
Equity investments	$ 15,723	$ 15,308
Share of income (loss) for the year	390	2,969	2,887
QBM Cell Science
Ownership percentage	19.50%
Equity investments	395	405
Share of income (loss) for the year	(10)	11	(49)
QIAGEN Finance [Member]
Ownership percentage	100.00%
Equity investments	252	949
Share of income (loss) for the year	103	131	115
QIAGEN Euro Finance [Member]
Ownership percentage	100.00%
Equity investments	622	1,306
Share of income (loss) for the year	266	273	300
Pyrobett
Ownership percentage	19.00%
Equity investments	3,749	3,927
Share of income (loss) for the year	(178)	(73)	0
Dx Assays Pte Ltd
Ownership percentage	33.30%
Equity investments	0	0
Share of income (loss) for the year	0	0	(316)
Scandinavian Gene Synthesis AB [Member]
Ownership percentage	40.00%
Equity investments	15,714	0
Share of income (loss) for the year	23	0	0
Peak-Service [Member]
Ownership percentage	40.00%
Equity investments	20	0
Share of income (loss) for the year	$ 0	$ 0	$ 0

Investments (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended										3 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 PreAnalytiX GmbH [Member]	Dec. 31, 2011 QBM Cell Science	Dec. 31, 2011 QIAGEN Finance [Member]	Aug. 31, 2004 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Euro Finance [Member]	Dec. 31, 2011 Pyrobett	Dec. 31, 2010 Pyrobett EUR (€)	Jun. 30, 2011 Scandinavian Gene Synthesis AB [Member] USD ($)	Dec. 31, 2011 Scandinavian Gene Synthesis AB [Member]	Dec. 31, 2011 Dx Assays Pte Ltd USD ($)	Dec. 31, 2010 Dx Assays Pte Ltd USD ($)	May 31, 2006 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member] USD ($)
Ownership percentage				50.00%	19.50%	100.00%		100.00%	19.00%			40.00%	33.30%
Convertible debt							$ 150								$ 300
Stated rate of senior convertible notes							1.50%								3.25%
Payments to Acquire Equity Method Investments											9.7
Advance Payment, Equity Method Investment, Additional Shares Acquisition Option											6.7
Equity Method Investment Acquisition Option Percent												60.00%
Investment made in company	3.4		6.8							4
Loans receivable from related party													1.5	1.6
Interest rate percentage on loans made to related parties													15.00%
Realized gain on sale of investment	$ 0.6	$ 10.5

Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased in-process research and development	$ 0.6
Amortization expense on intangible assets	110.4	94.9	78.4
Nonmonetary transaction of intangible assets		30.3
Nonmonetary transaction of net sales		11
Nonmonetary transaction of deferred revenues		19.3
Deferred Revenue, Revenue Recognized		1.6
DxS Ltd [Member]
Goodwill, Impairment Loss			1.6
Goodwill written off	1.6	1.6
DxS and SAB [Member]
Amortization related to the impairment of developed technology			$ 5

Intangible Assets (Schedule of Acquired Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Patent and License Rights [Member] Y	Dec. 31, 2010 Patent and License Rights [Member]	Dec. 31, 2011 Developed Technology [Member] Y	Dec. 31, 2010 Developed Technology [Member]	Dec. 31, 2011 Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member] Y	Dec. 31, 2010 Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member]
Weighted Average Life				11.8		10.3		10.6
Amortized intangible assets, gross carrying amount	$ 1,236,917	$ 1,065,653		$ 294,854	$ 289,199	$ 605,847	$ 501,287	$ 336,216	$ 275,167
Amortized intangible assets, accumulated amortization	(417,430)	(312,326)		(115,310)	(88,275)	(210,022)	(157,838)	(92,098)	(66,213)
Unamortized intangible assets, goodwill	$ 1,733,722	$ 1,352,281	$ 1,337,064

Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
2012	$ 121,763
2013	116,004
2014	115,021
2015	113,826
2016	$ 110,979

Intangible Assets (Changes in the Carrying Amount of Goodwill, by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
Balance at December 31	$ 1,352,281	$ 1,337,064
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122	2,983
Purchase adjustments	615	579
Effect of foreign currency translation	(22,871)	11,655
Balance at December 31	$ 1,733,722	$ 1,352,281

Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pretax income in The Netherlands	$ 30,232	$ 55,431	$ 72,190
Pretax income from foreign operations	65,980	117,690	100,140
Income before provision for income taxes	$ 96,212	$ 173,121	$ 172,330

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit) [Abstract]
Current - The Netherlands	$ 6,752	$ 12,265	$ 12,633
Current - Foreign	26,372	36,487	32,539
Provision for income tax current, total	33,124	48,752	45,172
Deferred - The Netherlands	0	0	0
Deferred - Foreign	(31,861)	(19,942)	(10,609)
Provision for income tax deferred, total	(31,861)	(19,942)	(10,609)
Total provision for income taxes, amount	$ 1,263	$ 28,810	$ 34,563

Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit) [Abstract]
Income taxes at The Netherlands statutory rate amounts	$ 24,053	$ 44,146	$ 43,944
Income taxes at The Netherlands statutory rate, rate	25.00%	25.50%	25.50%
Earnings of subsidiaries taxed at different rates, amounts	3,204	7,710	4,710
Earnings of subsidiaries taxed at different rates, rate	3.30%	4.50%	2.70%
Tax impact from permanent items, amounts	5,989	3,295	0
Tax impact from permanent items, rate	6.20%	1.90%	0.00%
Tax impact from tax exempt income, amounts	(23,382)	(10,283)	(11,039)
Tax impact from tax exempt income, rate	(24.30%)	(6.00%)	(6.40%)
Tax contingencies, net, amounts	(1,675)	(1,269)	1,774
Tax contingencies, net, rate	(1.70%)	(0.70%)	1.00%
Taxes due to changes in tax rates, amounts	(3,521)	(1,400)	(3,671)
Taxes due to changes in tax rates, rate	(3.70%)	(0.80%)	(2.00%)
Restructuring, amount	0	(12,903)	0
Restructuring, rate	0.00%	(7.50%)	0.00%
Income Tax Reconciliation, Prior Year Income Taxes	(2,632)	476	912
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(2.70%)	0.30%	0.50%
Other items, net, amounts	(773)	(962)	(2,067)
Other items, net, rate	(0.80%)	(0.60%)	(1.20%)
Total provision for income taxes, amount	$ 1,263	$ 28,810	$ 34,563
Total provision for income taxes, rate	1.30%	16.60%	20.10%

Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Beginning balance at December 31	$ 8,673	$ 10,338
Additions based on tax positions related to the current year	757	322
Additions for tax positions of prior years	31	124
Settlements with taxing authorities	(2,257)	(592)
Reductions due to lapse of statute of limitations	(207)	(1,361)
Increase from currency translation	(62)	(158)
Ending balance at December 31	$ 6,935	$ 8,673

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory income tax rate for the years	25.00%	25.50%	25.50%
Income Tax Examination, Liability Recorded	$ 5,300,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	2,300,000
Unrecognized tax benefits that would impact effective tax rate	6,300,000	8,000,000
Unrecognized tax benefits which may be realized	500,000
Recognized interest income	100,000	100,000
Accrued interest included in accrued and other liabilities	500,000	400,000
Net deferred tax liability	181,477,000	163,258,000
Total foreign net operating losses	39,400,000	57,600,000
Net operating loss (NOL) carryforwards	5,100,000	23,500,000
Operating loss carryforwards other foreign	34,300,000	34,100,000
Valuation allowance amounts	4,300,000	5,400,000
Decrease in valuation allowance	1,100,000	10,200,000
Undistributed Earnings Of Foreign Subsidiaries	17,800,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	$ (1,175,000)	$ (1,042,000)

Income Taxes (Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Current deferred tax asset	$ (31,652)	$ (30,731)
Current deferred tax liabilities	(32,883)	(30,504)
Non-current deferred tax asset	26,866	37,182
Non-current deferred tax liabilities	(207,112)	(200,667)
Net deferred tax liability	$ (181,477)	$ (163,258)

Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Net operating loss carry forwards, deferred tax assets	$ 10,389	$ 13,658
Accrued and other liabilities, deferred tax assets	25,981	30,138
Inventories, deferred tax assets	3,106	3,134
Allowance for bad debts, deferred tax assets	726	744
Currency revaluation, deferred tax assets	1,846	2,303
Depreciation and amortization, deferred tax assets	124	51
Tax credits, deferred tax assets	6,848	9,067
Unremitted profits and earnings, deferred tax assets	0	0
Intangibles, deferred tax assets	2,523	1,228
Equity awards, deferred tax assets	7,289	5,624
Other, deferred tax assets	6,553	7,342
Valuation allowance, deferred tax assets	(4,260)	(5,376)
Deferred tax assets, total	61,125	67,913
Accrued and other liabilities, deferred tax liability	(65)	(6,487)
Inventories, deferred tax liability	(1,578)	(1,915)
Allowance for bad debts, deferred tax liability	(471)	(473)
Currency revaluation, deferred tax liability	0	(3,588)
Depreciation and amortization, deferred tax liability	(19,854)	(9,272)
Tax credits, deferred tax liability	0	0
Unremitted profits and earnings, deferred tax liability	(1,175)	(1,042)
Intangibles, deferred tax liability	(218,027)	(206,481)
Equity awards, deferred tax liability	0	0
Other, deferred tax liability	(1,432)	(1,913)
Deferred tax liability, total	(242,602)	(231,171)
Net deferred tax liability	$ (181,477)	$ (163,258)

Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 82,342	$ 54,122
Payroll and related accruals	44,421	42,503
Preacquisition contingencies assumed in acquisition	6,203	28,679
Accrued earn-outs and milestone payments	17,470	24,808
Swaps and forwards	2,492	11,685
Royalties	25,659	16,400
Deferred revenue	23,793	20,973
Accrued interest on long-term debt	7,383	6,296
Current portion of capital lease obligations	4,006	3,588
Total accrued liabilities	$ 213,769	$ 209,054

Lines of Credit and Debt (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Production-related loan 628 due in May 2015 [Member]	May 25, 2009 Production-related loan 628 due in May 2015 [Member] EUR (€)	Dec. 31, 2011 Production-related loan 457 due in November 2015 [Member] USD ($)	Dec. 31, 2010 Production-related loan 457 due in November 2015 [Member] USD ($)	Jun. 25, 2009 Production-related loan 457 due in November 2015 [Member] EUR (€)	Dec. 31, 2011 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member]	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2011 Loan 3.50% Due in June 2019 [Member] USD ($)	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member] USD ($)
Line of credit facility, revolving credit, amount	$ 526,100,000			€ 406,600,000
Syndicated Multi-Currency Term Loan				400,000,000
Amount drawn down	142,300,000			110,000,000
Lines of credit				6,600,000
Stated interest rate, minimum	0.80%
Stated interest rate, maximum	2.35%
Interest rate terms	.35
Total long-term debt	447,622,000	873,006,000						300,000	519,000	0	300,000				0	425,000,000	2,103,000	3,006,000
Current portion of long-term debt	1,617,000	75,835,000
Effective interest rate					3.97%	1.84%	6.28%		4.57%
Interest expense, long-term debt	22,100,000	24,900,000	26,700,000
Repayment of debt	469,857,000	50,000,000	25,000,000
Convertible debt						145,000,000							300,000,000	150,000,000
Stated rate of senior convertible notes													3.25%	1.50%
Convertible into common shares at the option					15	11.5
Debt instrument, convertible, conversion price					$ 20	$ 12.6449
Percent of note issued principal value					100.00%	100.00%						100.00%
Debt instrument, fair value					$ 311,600,000	$ 167,000,000
Provision call trigger, recalled period	7
Percentage of provisional call trigger price					130.00%	120.00%

Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2011 Notes Payable 3.97% Due in November 2012 [Member] USD ($)	Dec. 31, 2010 Notes Payable 3.97% Due in November 2012 [Member] USD ($)	Dec. 31, 2011 Notes Payable 1.84% Due in February 2024 [Member] USD ($)	Dec. 31, 2010 Notes Payable 1.84% Due in February 2024 [Member] USD ($)	Dec. 31, 2011 Loan 3.50% Due in June 2019 [Member] USD ($)	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member] USD ($)	Dec. 31, 2011 Production-related loan 457 due in November 2015 [Member] USD ($)	Dec. 31, 2010 Production-related loan 457 due in November 2015 [Member] USD ($)	Jun. 25, 2009 Production-related loan 457 due in November 2015 [Member] EUR (€)
Total long-term debt	$ 447,622	$ 873,006	$ 0	$ 425,000	$ 300,000	$ 300,000	$ 145,000	$ 145,000	$ 2,103	$ 3,006	$ 519	$ 0	€ 300
Current portion of long-term debt	1,617	75,835
Long-term portion	$ 446,005	$ 797,171

Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instruments [Abstract]
2012	$ 1,617
2013	486
2014	300,000
2015	519
thereafter	145,000
Total long-term debt	$ 447,622	$ 873,006

Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Vesting period, years (maximum)	10
Options exercisable	5,500,000	6,400,000	7,400,000
Common shares at a weighted average price	$ 12.37	$ 12.93	$ 14.36
Share-based compensation expense before taxes	$ 19,540,000	$ 13,592,000	$ 9,747,000
Excess Tax Benefit from Share-based Compensation, Operating Activities	4,153,000	1,976,000	5,942,000
QIAGEN Amended and Restated 2005 Stock Plan [Member]
Vesting period, years (maximum)	10
Common shares reserved and available for issuance under the plan	22,100,000
Digene Corporation 2007 Plan [Member]
Common shares reserved and available for issuance under the plan	100,000
Stock Options [Member]
Stock options, granted	601,897	570,282
The weighted-average grant-date fair value of options granted during the years	$ 6.49	$ 6.42	$ 6.33
Total intrinsic value of options exercised	3,700,000	7,700,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	4,000,000
Recognized weighted average period, years	1.73
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	61,100,000
Recognized weighted average period, years	8
Weighted-average grant date fair value of restricted stock units granted	$ 19.82
Pre-vesting forfeitures percentage	7.70%
Total fair value of restricted stock units	$ 8,800,000	$ 2,500,000

Share-Based Compensation (Schedule of Weighted Average Assumptions Used in Valuing Stock Options Granted to Employees) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Share-based Compensation [Abstract]
Stock price volatility	34.00%	31.00%	40.00%
Risk-free interest rate	1.88%	2.12%	2.13%
Expected life (in years)	4.97	4.84	5.01
Dividend rate	0.00%	0.00%	0.00%
Forfeiture rate	6.10%	7.00%	7.70%

Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Stock Options [Member]
Number of shares outstanding, beginning balance	7,332,000
Weighted average exercise price outstanding, beginning balance	$ 13.61	$ 13.86
Number of shares, granted	601,897	570,282
Weighted average exercise price, granted	$ 19.86
Number of shares, exercised	(655,000)
Weighted average exercise price, exercised	$ 12.95
Number of shares, forfeited and cancelled	(62,000)
Weighted average exercise price, forfeited and cancelled	$ 19.56
Number of shares, expired	(690,000)
Weighted average exercise price, expired	$ 21.79
Number of shares outstanding, ending balance	6,527,000	7,332,000
Weighted average exercise price outstanding, ending balance	$ 13.61	$ 13.86
Weighted average remaining contractual term outstanding, ending balance	3.65
Aggregate intrinsic value outstanding, ending balance	$ 15,315
Number of shares exercisable, ending balance	5,453,000
Weighted average exercise price exercisable, ending balance	$ 12.37
Weighted average remaining contractual term exercisable, ending balance	2.66
Aggregate intrinsic value exercisable, ending balance	15,315
Number of shares vested and expected to vest, ending balance	6,436,000
Weighted average exercise price vested and expected to vest, ending balance	$ 13.53
Weighted average remaining contractual term vested and expected to vest, ending balance	3.57
Aggregate intrinsic value vested and expected to vest, ending balance	15,315
Restricted Stock Units [Member]
Weighted average remaining contractual term outstanding, ending balance	2.91
Number of shares outstanding, beginning balance	4,417,000
Restricted stock units, granted	1,929,000
Restricted stock units vested	(451,000)
Number of shares, forfeited and cancelled	(244,000)
Number of shares outstanding, ending balance	5,651,000
Aggregate intrinsic value outstanding, ending balance	78,030
Number of shares vested and expected to vest, ending balance	4,597,000
Weighted average contractual term vested and expected to vest, ending balance	2.78
Aggregate intrinsic value vested and expected to vest, ending balance	$ 63,488

Share-Based Compensation (Schedule of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation expense before taxes	$ 19,540	$ 13,592	$ 9,747
Income tax benefit	4,231	2,856	2,913
Net share-based compensation expense	15,309	10,736	6,834
Cost of Sales [Member]
Share-based compensation expense before taxes	1,672	932	799
Research and Development Expense [Member]
Share-based compensation expense before taxes	3,055	2,087	1,826
Selling and Marketing Expense [Member]
Share-based compensation expense before taxes	4,285	2,885	1,936
General and Administrative [Member]
Share-based compensation expense before taxes	$ 10,528	$ 7,688	$ 5,186

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent expense under operating lease agreements	$ 20,300,000	$ 17,900,000	$ 13,000,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	25,700,000	16,400,000
Royalty expense related to agreements	43,300,000	45,700,000	47,200,000
Total contingent obligation	103,100,000
Additional contingent cash payments to be made in 2012	26,500,000
Additional contingent cash payments to be made in 2013	11,100,000
Additional contingent cash payments to be made in 2014	12,300,000
Additional contingent cash payments to be made in 2015	4,700,000
Additional contingent cash payments to be made in 2016	6,400,000
Additional contingent cash payments to be made between now and 2016	42,100,000
Accrued contingent obligation	39,800,000
Commitment under employment contract agreements	19,200,000
Prepaid and other expenses	7,000,000	27,000,000
Preacquisition contingencies included in accrued and other liabilities	6,203,000	28,679,000
Operon Biotechnologies Inc. [Member]
Total award issued including administrative and arbitrator fees	2,100,000
Cybeles Life Science Consulting [Member]
Loss Contingency, Damages Sought, Value	$ 1,300,000

Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2012	$ 5,384
Minimum future obligations under capital leases due in 2013	5,307
Minimum future obligations under capital leases due in 2014	5,196
Minimum future obligations under capital leases due in 2015	5,178
Minimum future obligations under capital leases due in 2016	3,922
Minimum future obligations under capital leases due thereafter	2,802
Minimum future obligations under capital leases due, total	27,789
Less: Amount representing interest	(4,287)
Minimum future obligations under capital leases due, net	23,502
Less: Current portion	(4,006)
Long-term portion	19,496
Minimum future obligations under operating leases due in 2012	15,879
Minimum future obligations under operating leases due in 2013	12,067
Minimum future obligations under operating leases due in 2014	9,316
Minimum future obligations under operating leases due in 2015	6,905
Minimum future obligations under operating leases due in 2016	4,763
Minimum future obligations under operating leases due thereafter	3,018
Minimum future obligations under operating leases due, total	$ 51,948

Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2012	$ 54,686
Purchase commitments due in 2013	25,556
Purchase commitments due in 2014	496
Purchase commitments due in 2015	0
Purchase commitments due in 2016	0
Purchase commitments due, thereafter	0
Purchase commitments due, total	80,738
License & royalty commitments due in 2012	1,600
License & royalty commitments due in 2013	1,122
License & royalty commitments due in 2014	1,222
License & royalty commitments due in 2015	1,222
License & royalty commitments due in 2016	1,222
License & royalty commitments due, thereafter	3,388
License & royalty commitments due, total	$ 9,776

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Total expense under employee benefit plans	$ 2.3	$ 2.1	$ 2
Company contributions	0.3	0.3	0.3
Liability under the defined benefit plans	$ 2.9	$ 2.4

Related Party Transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Consulting Services [Member] EUR (€)	Dec. 31, 2011 Scientific Consulting Services [Member] USD ($)	Dec. 31, 2010 Scientific Consulting Services [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member] USD ($)	Dec. 31, 2010 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Euro Finance [Member] USD ($)	Dec. 31, 2010 Euro Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member]
Related Party Daily Fee			€ 2,750
Fees paid to related parties				100,000	300,000
Percentage of interest in a joint venture company										100.00%
Accounts receivable from related parties	3,606,000	2,400,000				3,400,000	2,300,000	1,600,000	1,600,000
Notes payable to related parties						145,000,000	145,000,000	300,000,000	300,000,000
Sales to related parties	6,287,000	2,605,000
Accrued interest on loans payable to related parties						$ 4,400,000	$ 3,300,000	$ 3,000,000	$ 3,000,000

Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction, Due from (to) Related Party [Abstract]
Net sales	$ 6,287	$ 2,605
Loans receivable	1,539	1,560
Accounts receivable	3,606	2,400
Accounts payable	$ 4,642	$ 1,755

Segment Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 1,169,747	$ 1,087,431	$ 1,009,825
Long-lived assets	371,792	345,664
NETHERLANDS
Net sales	23,900	21,500	20,300
Long-lived assets	1,100	500
Europe [Member]
Net sales	444,441	398,029	363,949
Long-lived assets	$ 259,220	$ 231,405

Segment Information (Product Category Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 1,169,747	$ 1,087,431	$ 1,009,825
Consumables and Related Revenues [Member]
Net sales	1,011,863	937,714	870,216
Instrumentation [Member]
Net sales	$ 157,884	$ 149,717	$ 139,609

Segment Information (Geographical Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 1,169,747	$ 1,087,431	$ 1,009,825
United States [Member]
Net sales	466,502	472,682	446,151
Other Americas [Member]
Net sales	55,137	50,912	47,995
Total Americas [Member]
Net sales	521,639	523,594	494,146
Europe [Member]
Net sales	444,441	398,029	363,949
Asia Pacific and Rest of World [Member]
Net sales	$ 203,667	$ 165,808	$ 151,730

Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets	$ 371,792	$ 345,664
United States [Member]
Long-lived assets	98,717	100,342
Other Americas [Member]
Long-lived assets	2,579	2,154
Total Americas [Member]
Long-lived assets	101,296	102,496
Europe [Member]
Long-lived assets	259,220	231,405
Asia Pacific and Rest of World [Member]
Long-lived assets	$ 11,276	$ 11,763

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Balance at beginning of year	$ 3,227	$ 3,402	$ 3,070
Provision charged to expense	2,131	1,444	1,705
Write-offs	(593)	(771)	(562)
Foreign exchange and other	(450)	(848)	(811)
Balance at end of year	$ 4,315	$ 3,227	$ 3,402